Vanguard® Wellesley® Income Fund
Schedule of Investments (unaudited)
As of December 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (12.4%)
U.S. Government Securities (11.0%)
	United States Treasury Note/Bond	0.375%	8/15/24	242,000	226,081
	United States Treasury Note/Bond	0.375%	9/15/24	83,000	77,333
[1]	United States Treasury Note/Bond	4.250%	9/30/24	335,000	333,273
	United States Treasury Note/Bond	0.625%	10/15/24	501,000	467,730
	United States Treasury Note/Bond	4.375%	10/31/24	18,559	18,504
	United States Treasury Note/Bond	4.500%	11/30/24	175,000	175,027
	United States Treasury Note/Bond	1.000%	12/15/24	68,000	63,623
	United States Treasury Note/Bond	1.125%	1/15/25	271,270	253,765
	United States Treasury Note/Bond	1.750%	3/15/25	605,000	571,441
	United States Treasury Note/Bond	2.625%	4/15/25	165,050	158,783
	United States Treasury Note/Bond	2.750%	5/15/25	50,000	48,188
	United States Treasury Note/Bond	0.250%	5/31/25	295,605	268,169
	United States Treasury Note/Bond	0.250%	7/31/25	523,245	472,065
	United States Treasury Note/Bond	3.125%	8/15/25	260,000	252,403
	United States Treasury Note/Bond	0.250%	8/31/25	44,990	40,442
	United States Treasury Note/Bond	3.500%	9/15/25	95,310	93,374
	United States Treasury Note/Bond	0.375%	1/31/26	548,320	487,662
	United States Treasury Note/Bond	1.250%	12/31/26	421,835	377,608
	United States Treasury Note/Bond	2.500%	3/31/27	21,240	19,929
	United States Treasury Note/Bond	2.750%	4/30/27	9,600	9,095
	United States Treasury Note/Bond	2.750%	7/31/27	53,880	50,967
	United States Treasury Note/Bond	3.125%	8/31/27	258,500	248,645
	United States Treasury Note/Bond	4.125%	9/30/27	107,000	107,368
	United States Treasury Note/Bond	4.125%	10/31/27	20,000	20,069
	United States Treasury Note/Bond	3.875%	11/30/27	81,000	80,544
	United States Treasury Note/Bond	1.875%	2/28/29	2,855	2,529
	United States Treasury Note/Bond	3.875%	9/30/29	27,376	27,167
	United States Treasury Note/Bond	4.000%	10/31/29	220,000	220,034
	United States Treasury Note/Bond	4.125%	11/15/32	118,460	120,829
[2]	United States Treasury Note/Bond	2.000%	11/15/41	712,665	509,444
	United States Treasury Note/Bond	3.375%	8/15/42	363,682	325,154
	United States Treasury Note/Bond	4.000%	11/15/42	132,587	129,935
	United States Treasury Note/Bond	3.000%	8/15/52	35,018	28,988
					6,286,168
Agency Bonds and Notes (0.0%)
	Tennessee Valley Authority	4.625%	9/15/60	19,800	18,557
Conventional Mortgage-Backed Securities (1.0%)
[3,4]	Fannie Mae Pool	1.770%	1/1/36	21,030	16,039
[3,4]	Freddie Mac Gold Pool	4.000%	7/1/33	1	1
[3]	Ginnie Mae I Pool	6.000%	6/15/31–7/15/35	14	15
[3]	Ginnie Mae I Pool	6.500%	4/15/32–7/15/38	1,232	1,256
[3,4]	UMBS Pool	2.500%	8/1/27–4/1/38	25,321	22,247

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,4]	UMBS Pool	4.500%	10/1/52–11/1/52	142,590	137,730
[3,4,5]	UMBS Pool	4.000%	1/12/53	289,895	272,456
[3,4,5]	UMBS Pool	5.000%	1/12/53	118,000	116,359
					566,103
Nonconventional Mortgage-Backed Securities (0.4%)
[3,4]	Fannie Mae REMICS	1.250%	2/25/28	7,872	7,376
[3,4]	Fannie Mae REMICS	3.500%	4/25/31–11/25/57	68,647	64,903
[3,4]	Fannie Mae REMICS	3.000%	12/25/39–9/25/57	43,632	39,021
[3,4]	Fannie Mae REMICS	1.500%	8/25/41–11/25/42	3,895	3,572
[3,4]	Fannie Mae REMICS	1.700%	6/25/43	1,453	1,377
[3,4]	Fannie Mae REMICS	2.000%	6/25/43–6/25/44	5,311	4,884
[3,4]	Fannie Mae REMICS	2.500%	8/25/46–2/25/47	31,733	25,522
[3,4]	Fannie Mae REMICS	4.000%	7/25/53	2,361	2,303
[3,4]	Freddie Mac REMICS	4.000%	12/15/30–2/15/31	3,321	3,206
[3,4]	Freddie Mac REMICS	3.500%	3/15/31–10/15/45	8,609	7,918
[3,4]	Freddie Mac REMICS	2.000%	9/15/31	7,235	6,842
[3,4]	Freddie Mac REMICS	2.500%	9/15/32	865	843
[3,4]	Freddie Mac REMICS	1.500%	10/15/42	5,366	4,683
[3,4]	Freddie Mac REMICS	3.000%	6/15/44–5/15/46	31,181	27,844
[3]	Ginnie Mae	1.700%	10/20/45	771	760
					201,054
Total U.S. Government and Agency Obligations (Cost $7,654,057)					7,071,882
Asset-Backed/Commercial Mortgage-Backed Securities (1.5%)
[3,6]	Aaset Trust Class A Series 2019-1	3.844%	5/15/39	7,168	4,677
[3,6]	Affirm Asset Securitization Trust Class A Series 2021-B	1.030%	8/17/26	17,575	16,718
[3,6]	Affirm Asset Securitization Trust Class A Series 2021-Z1	1.070%	8/15/25	6,426	6,212
[3,6]	Affirm Asset Securitization Trust Class A Series 2021-Z2	1.170%	11/16/26	5,452	5,217
[3,6]	Aligned Data Centers Issuer LLC Class A2 Series 2021-1A	1.937%	8/15/46	43,730	37,388
[3,6]	American Tower Trust #1 Class 2A Series 13	3.070%	3/15/48	32,900	32,734
[3,6,7]	Angel Oak Mortgage Trust Class A1 Series 2019-5	2.593%	10/25/49	1,856	1,787
[3,6,7]	Angel Oak Mortgage Trust Class A1 Series 2019-6	2.620%	11/25/59	4,105	3,940
[3,6,7]	Angel Oak Mortgage Trust Class A1 Series 2021-6	1.458%	9/25/66	23,807	18,895
[3,6,7]	Angel Oak Mortgage Trust I LLC Class A1 Series 2019-4	2.993%	7/26/49	566	563
[3,6,7]	BX Commercial Mortgage Trust Class A Series 2021-VOLT, 1M USD LIBOR + 0.700%	5.018%	9/15/36	28,565	27,476
[3,6,7]	BX Trust Class A Series 2021-ARIA, 1M USD LIBOR + 0.899%	5.217%	10/15/36	14,465	13,761
[3,6,7]	BXHPP Trust Class A Series 2021-FILM, 1M USD LIBOR + 0.650%	4.968%	8/15/36	15,215	14,361
[3,6,7]	BXHPP Trust Class B Series 2021-FILM, 1M USD LIBOR + 0.900%	5.128%	8/15/36	3,140	2,960
[3,6]	Castlelake Aircraft Structured Trust Class A Series 2019-1A	3.967%	4/15/39	18,233	15,409
[3,6,7]	Cent CLO 21 Ltd. Class A1R3 Series 2014-21A, 3M USD LIBOR + 0.970%	3.739%	7/27/30	9,960	9,798
[3,6]	CF Hippolyta LLC Class A1 Series 2021-A1	1.530%	3/15/61	25,030	21,595

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,6]	DB Master Finance LLC Class A2II Series 2019-1A	4.021%	5/20/49	13,090	12,102
[3,6]	Domino's Pizza Master Issuer LLC Class A2I Series 2021-1A	2.662%	4/25/51	16,755	13,993
[3,6]	Domino's Pizza Master Issuer LLC Class A2II Series 2021-1A	3.151%	4/25/51	26,235	20,929
[3,6]	Enterprise Fleet Financing LLC Class A2 Series 2019-2	2.290%	2/20/25	479	479
[3,6]	Enterprise Fleet Financing LLC Class A2 Series 2019-3	2.060%	5/20/25	560	559
[3,4,7]	Fannie Mae Connecticut Avenue Securities Class 2M2 Series 2016-C03, 1M USD LIBOR + 5.900%	10.289%	10/25/28	2,792	2,904
[3,4]	FHLMC Multifamily Structured Pass Through Certificates Class A2 Series K733	3.750%	8/25/25	10,785	10,515
[3,4]	FHLMC Multifamily Structured Pass Through Certificates Class A3 Series K-1512	3.059%	4/25/34	7,200	6,069
[3,6]	FirstKey Homes Trust Class A Series 2021-SFR1	1.538%	8/17/38	67,029	57,689
[3,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K1521	2.184%	8/25/36	17,210	13,051
[3,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A3 Series K1513	2.797%	8/25/34	7,552	6,246
[3,6]	Home Partners of America Trust Class A Series 2021-2	1.901%	12/17/26	34,805	29,796
[3,6]	Horizon Aircraft Finance II Ltd. Class A Series 2019-1	3.721%	7/15/39	8,827	6,944
[3,6]	Horizon Aircraft Finance III Ltd. Class A Series 2019-2	3.425%	11/15/39	9,681	7,454
[3,6,7]	Life Mortgage Trust Class A Series 2021-BMR, 1M USD LIBOR + 0.700%	5.018%	3/15/38	9,717	9,412
[3,6]	MACH 1 Cayman Ltd. Class A Series 2019-1	3.474%	10/15/39	8,863	7,160
[3,6,7]	Madison Park Funding XIII Ltd. Class AR2 Series 2014-13A, 3M USD LIBOR + 0.950%	5.177%	4/19/30	32,229	31,874
[3,6,7]	Magnetite VII Ltd. Class A1R2 Series 2012-7A, 3M USD LIBOR + 0.800%	4.879%	1/15/28	28,948	28,629
[3,6]	MAPS Ltd. Class A Series 2019-1A	4.458%	3/15/44	3,607	3,165
[3,6]	Mercury Financial Credit Card Master Trust Class A Series 2021-1A	1.540%	3/20/26	36,145	34,435
[3,6]	MMAF Equipment Finance LLC Class A3 Series 2019-B	2.010%	12/12/24	12,552	12,322
[3,6]	New Economy Assets Phase 1 Sponsor LLC Class A1 Series 2021-1	1.910%	10/20/61	98,855	83,530
[3,6]	New Economy Assets Phase 1 Sponsor LLC Class B1 Series 2021-1	2.410%	10/20/61	10,130	8,322
[3,6]	OneMain Direct Auto Receivables Trust Class A Series 2021-1A	0.870%	7/14/28	29,755	27,419
[3,4]	Seasoned Credit Risk Transfer Trust Class MA Series 2019-3	3.500%	10/25/58	24,463	23,557
[3,6,7]	SFAVE Commercial Mortgage Securities Trust Class A2B Series 2015-5AVE	4.144%	1/5/43	22,000	15,512
[3,6]	SoFi Professional Loan Program Trust Class AFX Series 2021-B	1.140%	2/15/47	15,730	12,246
[3,6]	START Ireland Class A Series 2019-1	4.089%	3/15/44	9,529	8,156

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,6,7]	Symphony CLO XIV Ltd. Class AR Series 2014-14A, 3M USD LIBOR + 0.950%	4.961%	7/14/26	1,397	1,395
[3,6]	Taco Bell Funding LLC Class A2I Series 2021-1A	1.946%	8/25/51	20,364	17,143
[3,6]	Taco Bell Funding LLC Class A2II Series 2021-1A	2.294%	8/25/51	36,353	29,170
[3,6]	Vantage Data Centers Issuer LLC Class A2 Series 2019-1A	3.188%	7/15/44	10,107	9,599
[3,6]	Vantage Data Centers Issuer LLC Class A2 Series 2021-1A	2.165%	10/15/46	47,695	41,002
[3,6]	Vantage Data Centers LLC Class A2 Series 2020-1A	1.645%	9/15/45	32,830	28,828
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $975,090)					855,097
Corporate Bonds (43.0%)
Communications (2.7%)
	America Movil SAB de CV	3.625%	4/22/29	25,600	23,311
	America Movil SAB de CV	6.125%	3/30/40	10,010	10,345
	AT&T Inc.	2.750%	6/1/31	71,900	59,702
	AT&T Inc.	4.300%	12/15/42	5,945	4,899
	AT&T Inc.	3.650%	6/1/51	6,086	4,304
	AT&T Inc.	3.500%	9/15/53	33,465	22,769
	AT&T Inc.	3.850%	6/1/60	17,664	12,330
	Comcast Corp.	3.375%	2/15/25	2,565	2,488
	Comcast Corp.	3.150%	3/1/26	15,280	14,558
	Comcast Corp.	3.400%	4/1/30	4,915	4,474
	Comcast Corp.	4.250%	1/15/33	15,060	14,191
	Comcast Corp.	4.200%	8/15/34	30,155	27,857
	Comcast Corp.	4.400%	8/15/35	32,657	30,333
	Comcast Corp.	3.969%	11/1/47	40,576	32,553
	Comcast Corp.	4.000%	3/1/48	17,415	14,022
	Comcast Corp.	3.999%	11/1/49	26,848	21,386
	Comcast Corp.	2.887%	11/1/51	37,513	24,277
	Comcast Corp.	2.450%	8/15/52	35,080	20,737
	Comcast Corp.	4.049%	11/1/52	19,891	16,004
	Comcast Corp.	2.937%	11/1/56	156,916	98,422
	Comcast Corp.	2.987%	11/1/63	105,670	64,340
[6]	Cox Communications Inc.	4.800%	2/1/35	58,525	51,911
	Discovery Communications LLC	4.125%	5/15/29	4,406	3,821
	Discovery Communications LLC	3.625%	5/15/30	24,240	20,006
	Discovery Communications LLC	4.000%	9/15/55	33,777	20,349
	NBCUniversal Media LLC	4.450%	1/15/43	6,495	5,697
[6]	NBN Co. Ltd.	1.625%	1/8/27	25,935	22,513
[6]	NBN Co. Ltd.	2.625%	5/5/31	38,645	30,786
[6]	NBN Co. Ltd.	2.500%	1/8/32	68,983	53,576
[6]	NTT Finance Corp.	1.162%	4/3/26	76,700	67,881
[6]	NTT Finance Corp.	2.065%	4/3/31	11,535	9,223
[6]	Ooredoo International Finance Ltd.	2.625%	4/8/31	45,300	38,964
	Orange SA	9.000%	3/1/31	54,566	66,749
[6]	SK Telecom Co. Ltd.	3.750%	4/16/23	12,220	12,165
[6]	Sky Ltd.	3.750%	9/16/24	42,911	41,895
[3,6]	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC	4.738%	9/20/29	24,714	24,398
	Time Warner Cable Enterprises LLC	8.375%	3/15/23	3,215	3,236
	T-Mobile USA Inc.	2.050%	2/15/28	42,480	36,545
	T-Mobile USA Inc.	3.875%	4/15/30	83,375	75,682
	T-Mobile USA Inc.	2.550%	2/15/31	19,710	16,062

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	T-Mobile USA Inc.	2.250%	11/15/31	5,105	4,015
	T-Mobile USA Inc.	4.375%	4/15/40	17,030	14,611
	T-Mobile USA Inc.	4.500%	4/15/50	23,440	19,354
	TWDC Enterprises 18 Corp.	4.125%	6/1/44	3,720	3,214
	Verizon Communications Inc.	4.329%	9/21/28	22,990	22,130
	Verizon Communications Inc.	2.355%	3/15/32	59,959	47,550
	Verizon Communications Inc.	4.812%	3/15/39	50,074	46,060
	Verizon Communications Inc.	4.750%	11/1/41	23,900	21,792
	Verizon Communications Inc.	2.987%	10/30/56	34,918	21,429
	Walt Disney Co.	2.000%	9/1/29	84,065	70,573
	Walt Disney Co.	2.650%	1/13/31	20,785	17,759
	Walt Disney Co.	6.200%	12/15/34	11,000	11,993
	Walt Disney Co.	3.500%	5/13/40	52,100	42,015
	Walt Disney Co.	2.750%	9/1/49	14,600	9,676
	Walt Disney Co.	3.600%	1/13/51	48,240	36,991
	Walt Disney Co.	3.800%	5/13/60	16,160	12,416
[6]	Warnermedia Holdings Inc.	4.054%	3/15/29	4,996	4,330
					1,530,669
Consumer Discretionary (2.1%)
	Amazon.com Inc.	2.800%	8/22/24	8,900	8,622
	Amazon.com Inc.	3.600%	4/13/32	82,875	76,019
	Amazon.com Inc.	4.800%	12/5/34	55,880	55,896
	Amazon.com Inc.	4.950%	12/5/44	13,920	13,749
	Amazon.com Inc.	3.950%	4/13/52	30,665	25,690
	Amazon.com Inc.	4.250%	8/22/57	32,790	28,438
	American Honda Finance Corp.	2.300%	9/9/26	17,135	15,665
	American Honda Finance Corp.	2.000%	3/24/28	34,925	30,171
[6]	BMW US Capital LLC	2.250%	9/15/23	93,000	91,178
[6]	BMW US Capital LLC	0.800%	4/1/24	25,960	24,619
[6]	BMW US Capital LLC	1.250%	8/12/26	28,890	25,293
[3]	Duke University	2.832%	10/1/55	9,635	6,491
	Emory University	2.143%	9/1/30	39,256	32,329
[6]	ERAC USA Finance LLC	7.000%	10/15/37	3,775	4,113
[6]	ERAC USA Finance LLC	5.625%	3/15/42	31,000	29,258
	General Motors Financial Co. Inc.	3.950%	4/13/24	58,730	57,573
	George Washington University	3.545%	9/15/46	10,000	7,416
	Georgetown University	4.315%	4/1/49	5,155	4,280
	Georgetown University	2.943%	4/1/50	9,795	6,287
	Home Depot Inc.	3.900%	12/6/28	10,040	9,674
	Home Depot Inc.	2.700%	4/15/30	7,305	6,378
	Home Depot Inc.	1.875%	9/15/31	8,465	6,769
	Home Depot Inc.	3.250%	4/15/32	22,220	19,752
	Home Depot Inc.	4.500%	9/15/32	41,895	41,054
	Home Depot Inc.	3.300%	4/15/40	32,073	25,590
	Home Depot Inc.	4.400%	3/15/45	22,390	20,002
	Home Depot Inc.	4.250%	4/1/46	18,668	16,254
	Home Depot Inc.	4.500%	12/6/48	12,020	11,007
	Home Depot Inc.	3.125%	12/15/49	2,435	1,739
	Home Depot Inc.	2.375%	3/15/51	2,435	1,473
	Home Depot Inc.	2.750%	9/15/51	19,470	12,891
	Home Depot Inc.	3.625%	4/15/52	39,335	30,744
	Home Depot Inc.	4.950%	9/15/52	52,506	50,732
[6]	Hyundai Capital America	0.800%	4/3/23	118,000	116,653
[6]	Hyundai Capital America	0.875%	6/14/24	30,300	28,282
[6]	Hyundai Capital America	1.650%	9/17/26	36,110	31,265
[3]	Johns Hopkins University	4.083%	7/1/53	7,145	5,986
[3]	Johns Hopkins University	2.813%	1/1/60	2,920	1,834
	Lowe's Cos. Inc.	3.100%	5/3/27	100,000	93,184

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Lowe's Cos. Inc.	3.750%	4/1/32	13,090	11,666
	McDonald's Corp.	3.250%	6/10/24	4,400	4,303
	McDonald's Corp.	3.625%	9/1/49	24,770	18,853
[3]	Northeastern University	2.894%	10/1/50	8,570	5,625
	Starbucks Corp.	3.350%	3/12/50	7,185	5,077
	Thomas Jefferson University	3.847%	11/1/57	11,905	8,654
[3]	University of Chicago	2.761%	4/1/45	9,540	7,203
	University of Miami	4.063%	4/1/52	16,335	13,412
	VF Corp.	2.800%	4/23/27	23,720	21,541
	VF Corp.	2.950%	4/23/30	51,225	42,613
					1,213,297
Consumer Staples (1.5%)
	Altria Group Inc.	4.500%	5/2/43	5,615	4,225
	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	4.700%	2/1/36	15,460	14,575
	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	4.900%	2/1/46	96,935	88,705
	Anheuser-Busch InBev Worldwide Inc.	4.375%	4/15/38	18,114	16,285
	Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/42	5,967	5,593
	Anheuser-Busch InBev Worldwide Inc.	4.500%	6/1/50	22,050	19,487
	Archer-Daniels-Midland Co.	4.500%	3/15/49	34,425	31,413
	BAT Capital Corp.	3.557%	8/15/27	60,340	54,945
[6]	BAT International Finance plc	3.950%	6/15/25	15,000	14,410
[6]	Cargill Inc.	2.125%	4/23/30	10,230	8,406
[6]	Cargill Inc.	4.760%	11/23/45	57,879	52,853
[6]	CK Hutchison International 20 Ltd.	3.375%	5/8/50	22,780	16,050
[6]	Coca-Cola Europacific Partners plc	0.800%	5/3/24	53,765	50,538
	Conagra Brands Inc.	4.600%	11/1/25	7,685	7,560
	Conagra Brands Inc.	1.375%	11/1/27	12,255	10,195
	Conagra Brands Inc.	5.300%	11/1/38	10,375	9,814
[6]	Danone SA	2.589%	11/2/23	10,000	9,784
[6]	Danone SA	2.947%	11/2/26	68,785	64,043
	Diageo Capital plc	2.625%	4/29/23	42,580	42,168
	Diageo Capital plc	2.375%	10/24/29	19,420	16,592
	Diageo Capital plc	2.000%	4/29/30	11,315	9,317
	Diageo Capital plc	2.125%	4/29/32	3,585	2,853
	Estee Lauder Cos. Inc.	2.375%	12/1/29	12,280	10,544
	Estee Lauder Cos. Inc.	2.600%	4/15/30	9,875	8,495
	Hormel Foods Corp.	1.700%	6/3/28	11,685	10,099
	Kroger Co.	3.850%	8/1/23	5,055	5,013
	McCormick & Co. Inc.	2.500%	4/15/30	6,060	5,060
	Molson Coors Beverage Co.	3.000%	7/15/26	50,000	46,427
	PepsiCo Inc.	2.375%	10/6/26	72,545	67,585
	Philip Morris International Inc.	5.125%	11/17/27	34,170	34,494
	Philip Morris International Inc.	5.625%	11/17/29	21,285	21,678
	Philip Morris International Inc.	5.750%	11/17/32	36,830	37,671
	Philip Morris International Inc.	4.500%	3/20/42	11,665	9,835
	Philip Morris International Inc.	3.875%	8/21/42	22,785	17,332
	Philip Morris International Inc.	4.125%	3/4/43	10,000	7,907
	Philip Morris International Inc.	4.875%	11/15/43	5,835	5,133
	Philip Morris International Inc.	4.250%	11/10/44	15,000	12,085
[6]	Sigma Alimentos SA de CV	4.125%	5/2/26	21,075	19,986
					869,155
Energy (2.0%)
	BP Capital Markets America Inc.	1.749%	8/10/30	23,705	18,912
	BP Capital Markets America Inc.	2.721%	1/12/32	95,580	80,011
	BP Capital Markets America Inc.	2.772%	11/10/50	17,760	11,347
	BP Capital Markets America Inc.	2.939%	6/4/51	32,550	21,490

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	BP Capital Markets America Inc.	3.001%	3/17/52	54,330	36,178
	BP Capital Markets America Inc.	3.379%	2/8/61	19,795	13,686
	ConocoPhillips Co.	3.758%	3/15/42	11,185	9,363
	Eastern Gas Transmission & Storage Inc.	3.000%	11/15/29	19,580	16,943
	Eastern Gas Transmission & Storage Inc.	4.800%	11/1/43	14,190	12,251
	Eastern Gas Transmission & Storage Inc.	4.600%	12/15/44	7,003	5,754
[6]	EIG Pearl Holdings Sarl	3.545%	8/31/36	59,370	49,868
[6]	EIG Pearl Holdings Sarl	4.387%	11/30/46	24,880	19,097
	Energy Transfer LP	5.350%	5/15/45	3,410	2,906
	Energy Transfer LP	5.300%	4/15/47	5,600	4,685
	Energy Transfer LP	5.400%	10/1/47	20,601	17,534
	Energy Transfer Operating LP	5.000%	5/15/50	10,000	8,073
	Enterprise Products Operating LLC	4.900%	5/15/46	5,000	4,381
	Enterprise Products Operating LLC	4.250%	2/15/48	23,475	18,930
	Enterprise Products Operating LLC	3.700%	1/31/51	5,445	3,960
	Enterprise Products Operating LLC	3.300%	2/15/53	24,250	16,195
	Equinor ASA	2.450%	1/17/23	10,840	10,822
	Equinor ASA	2.650%	1/15/24	10,105	9,861
	Equinor ASA	3.700%	3/1/24	20,035	19,755
	Equinor ASA	3.250%	11/10/24	17,460	17,024
	Equinor ASA	2.875%	4/6/25	4,965	4,760
	Equinor ASA	3.125%	4/6/30	82,270	73,973
	Equinor ASA	2.375%	5/22/30	15,795	13,447
	Exxon Mobil Corp.	2.726%	3/1/23	10,710	10,675
	Exxon Mobil Corp.	3.043%	3/1/26	7,330	6,998
	Exxon Mobil Corp.	2.275%	8/16/26	35,095	32,492
	Exxon Mobil Corp.	2.440%	8/16/29	24,070	21,055
	Exxon Mobil Corp.	2.610%	10/15/30	36,910	32,224
	Exxon Mobil Corp.	4.114%	3/1/46	10,845	9,275
[6]	Galaxy Pipeline Assets Bidco Ltd.	2.160%	3/31/34	48,517	41,233
[6]	Galaxy Pipeline Assets Bidco Ltd.	2.940%	9/30/40	37,643	30,307
[6]	QatarEnergy Trading LLC	2.250%	7/12/31	32,240	26,728
[6]	QatarEnergy Trading LLC	3.125%	7/12/41	23,670	18,170
[6]	Saudi Arabian Oil Co.	3.500%	4/16/29	27,885	25,600
[6]	Schlumberger Holdings Corp.	3.900%	5/17/28	25,724	24,028
	Shell International Finance BV	3.250%	5/11/25	28,680	27,798
	Shell International Finance BV	4.125%	5/11/35	40,575	37,575
	Shell International Finance BV	5.500%	3/25/40	10,795	11,031
	Shell International Finance BV	4.375%	5/11/45	95,725	83,855
	Shell International Finance BV	3.000%	11/26/51	51,310	34,923
	Suncor Energy Inc.	5.950%	12/1/34	13,000	12,936
	Total Capital International SA	2.700%	1/25/23	32,714	32,660
	Total Capital International SA	3.750%	4/10/24	50,000	49,364
	TransCanada PipeLines Ltd.	4.875%	1/15/26	58,060	57,767
	TransCanada PipeLines Ltd.	4.100%	4/15/30	14,595	13,382
					1,161,282
Financials (17.8%)
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.000%	10/29/28	14,995	12,585
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.300%	1/30/32	1,410	1,102
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.400%	10/29/33	8,910	6,777
[6]	AIA Group Ltd.	3.600%	4/9/29	49,000	44,761
[6]	AIA Group Ltd.	3.375%	4/7/30	12,795	11,376

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	American International Group Inc.	6.250%	5/1/36	8,338	8,798
	American International Group Inc.	4.800%	7/10/45	9,065	8,108
	American International Group Inc.	4.750%	4/1/48	21,540	19,243
	American International Group Inc.	4.375%	6/30/50	13,125	11,176
	Ameriprise Financial Inc.	4.500%	5/13/32	14,270	13,789
	Aon Corp. / Aon Global Holdings plc	2.850%	5/28/27	18,420	16,864
[6]	Athene Global Funding	1.000%	4/16/24	23,855	22,323
[6]	Athene Global Funding	1.985%	8/19/28	700	565
[6]	Athene Global Funding	2.717%	1/7/29	42,315	34,994
[6]	Australia & New Zealand Banking Group Ltd.	2.570%	11/25/35	23,805	17,473
[6]	Aviation Capital Group LLC	1.950%	9/20/26	23,950	20,240
	Banco Santander SA	3.125%	2/23/23	28,600	28,517
	Banco Santander SA	3.848%	4/12/23	17,000	16,930
	Banco Santander SA	1.849%	3/25/26	48,600	43,152
	Banco Santander SA	2.749%	12/3/30	16,800	12,864
	Banco Santander SA	2.958%	3/25/31	9,800	7,860
	Bank of America Corp.	3.559%	4/23/27	49,370	46,260
	Bank of America Corp.	3.593%	7/21/28	42,995	39,597
	Bank of America Corp.	3.419%	12/20/28	48,603	44,084
	Bank of America Corp.	4.271%	7/23/29	72,640	67,850
	Bank of America Corp.	3.974%	2/7/30	69,430	63,069
	Bank of America Corp.	3.194%	7/23/30	33,250	28,616
	Bank of America Corp.	2.496%	2/13/31	99,085	80,497
	Bank of America Corp.	2.687%	4/22/32	65,125	52,105
	Bank of America Corp.	2.572%	10/20/32	21,500	16,866
	Bank of America Corp.	5.015%	7/22/33	27,500	26,091
	Bank of America Corp.	6.110%	1/29/37	30,000	30,542
	Bank of America Corp.	3.846%	3/8/37	62,865	51,996
	Bank of America Corp.	5.875%	2/7/42	8,770	8,872
	Bank of America Corp.	3.311%	4/22/42	25,000	18,383
	Bank of America Corp.	5.000%	1/21/44	24,180	22,208
	Bank of America Corp.	3.946%	1/23/49	5,290	4,086
	Bank of America Corp.	4.330%	3/15/50	59,475	48,918
	Bank of America Corp.	2.972%	7/21/52	29,030	18,316
	Bank of New York Mellon Corp.	2.200%	8/16/23	32,698	32,164
	Bank of New York Mellon Corp.	3.000%	2/24/25	22,710	21,895
	Bank of New York Mellon Corp.	5.834%	10/25/33	24,651	25,642
	Bank of Nova Scotia	2.700%	8/3/26	60,225	55,774
	Bank of Nova Scotia	1.950%	2/2/27	12,170	10,836
[6]	Banque Federative du Credit Mutuel SA	1.604%	10/4/26	33,875	29,473
	Barclays plc	3.932%	5/7/25	52,770	51,163
	Barclays plc	2.852%	5/7/26	9,735	9,038
	Barclays plc	2.279%	11/24/27	10,635	9,218
	Barclays plc	2.667%	3/10/32	52,470	40,107
	Barclays plc	2.894%	11/24/32	42,750	32,534
	Barclays plc	3.330%	11/24/42	16,060	11,039
[7]	Barclays plc, 3M USD LIBOR + 1.380%	6.024%	5/16/24	36,710	36,653
	Berkshire Hathaway Finance Corp.	2.875%	3/15/32	16,000	13,879
	Berkshire Hathaway Inc.	3.125%	3/15/26	23,645	22,687
	BlackRock Inc.	2.100%	2/25/32	39,410	31,668
[6]	Blackstone Holdings Finance Co. LLC	2.550%	3/30/32	19,945	15,492
	BNP Paribas SA	3.250%	3/3/23	4,190	4,182
[6]	BNP Paribas SA	3.800%	1/10/24	56,070	55,107
[6]	BNP Paribas SA	3.375%	1/9/25	61,070	58,845
[6]	BNP Paribas SA	2.819%	11/19/25	44,480	42,076
[6]	BNP Paribas SA	1.323%	1/13/27	20,420	17,846
[6]	BNP Paribas SA	3.500%	11/16/27	74,220	68,038

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	BNP Paribas SA	2.591%	1/20/28	66,815	58,790
[6]	BNP Paribas SA	2.159%	9/15/29	30,900	25,210
[6]	BNP Paribas SA	2.871%	4/19/32	24,730	19,351
[6]	BPCE SA	5.700%	10/22/23	10,670	10,604
	BPCE SA	4.000%	4/15/24	25,885	25,444
[6]	BPCE SA	5.150%	7/21/24	37,185	36,464
[6]	BPCE SA	2.045%	10/19/27	24,910	21,551
[6]	BPCE SA	3.500%	10/23/27	64,900	58,244
[6]	BPCE SA	2.700%	10/1/29	48,550	40,621
[6]	Brighthouse Financial Global Funding	1.000%	4/12/24	4,600	4,326
[6]	Brighthouse Financial Global Funding	1.750%	1/13/25	16,695	15,370
[6]	Brighthouse Financial Global Funding	1.550%	5/24/26	37,050	32,624
[6]	Brighthouse Financial Global Funding	2.000%	6/28/28	27,235	22,538
[6]	Canadian Imperial Bank of Commerce	1.150%	7/8/26	35,110	30,884
	Capital One Financial Corp.	3.750%	4/24/24	60,945	59,808
	Capital One Financial Corp.	3.200%	2/5/25	9,055	8,719
	Charles Schwab Corp.	0.750%	3/18/24	58,465	55,572
	Charles Schwab Corp.	3.200%	3/2/27	19,790	18,616
	Charles Schwab Corp.	2.000%	3/20/28	42,325	37,149
	Charles Schwab Corp.	2.900%	3/3/32	47,885	40,689
	Chubb INA Holdings Inc.	3.350%	5/15/24	20,340	19,903
	Chubb INA Holdings Inc.	3.350%	5/3/26	12,280	11,768
	Chubb INA Holdings Inc.	4.350%	11/3/45	24,795	21,518
	Citigroup Inc.	0.981%	5/1/25	52,610	49,250
	Citigroup Inc.	1.462%	6/9/27	101,990	88,526
	Citigroup Inc.	3.070%	2/24/28	34,000	30,679
	Citigroup Inc.	4.125%	7/25/28	45,085	42,033
	Citigroup Inc.	3.520%	10/27/28	72,260	65,812
	Citigroup Inc.	3.878%	1/24/39	37,225	30,807
	Citigroup Inc.	5.875%	1/30/42	7,460	7,522
	Citigroup Inc.	2.904%	11/3/42	19,070	13,267
	Citigroup Inc.	5.300%	5/6/44	12,142	10,942
[6]	CNO Global Funding	1.650%	1/6/25	8,460	7,845
[6]	CNO Global Funding	2.650%	1/6/29	22,195	18,809
[6]	Commonwealth Bank of Australia	2.688%	3/11/31	79,335	61,011
[6]	Commonwealth Bank of Australia	3.784%	3/14/32	9,825	8,073
[6]	Cooperatieve Rabobank UA	1.106%	2/24/27	50,065	43,600
[6]	Cooperatieve Rabobank UA	4.655%	8/22/28	46,035	44,172
[6]	Corebridge Financial Inc.	3.900%	4/5/32	19,028	16,667
[6]	Corebridge Financial Inc.	4.350%	4/5/42	5,430	4,441
[6]	Corebridge Financial Inc.	4.400%	4/5/52	13,765	10,974
[6]	Credit Agricole SA	3.750%	4/24/23	31,690	31,523
[6]	Credit Agricole SA	3.250%	10/4/24	79,590	76,695
	Credit Suisse Group AG	3.750%	3/26/25	57,400	51,836
[6]	Credit Suisse Group AG	2.593%	9/11/25	33,940	30,061
[6]	Credit Suisse Group AG	1.305%	2/2/27	45,860	36,478
[6]	Credit Suisse Group AG	3.869%	1/12/29	11,050	8,833
[6]	Credit Suisse Group AG	3.091%	5/14/32	41,460	28,788
[6]	Credit Suisse Group AG	6.537%	8/12/33	44,285	38,903
[6]	Danske Bank A/S	3.875%	9/12/23	45,515	44,902
[6]	Danske Bank A/S	5.375%	1/12/24	57,035	56,777
[6]	Danske Bank A/S	1.621%	9/11/26	30,135	26,506
[6]	Danske Bank A/S	1.549%	9/10/27	55,390	47,376
[6]	DNB Bank ASA	1.535%	5/25/27	51,450	44,784
[6]	DNB Bank ASA	1.605%	3/30/28	45,295	38,307
[6]	Equitable Financial Life Global Funding	1.400%	7/7/25	15,285	13,867
[6]	Equitable Financial Life Global Funding	1.300%	7/12/26	26,910	23,365
[6]	Equitable Financial Life Global Funding	1.700%	11/12/26	12,195	10,679

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	Equitable Financial Life Global Funding	1.400%	8/27/27	33,510	28,052
[6]	Equitable Financial Life Global Funding	1.800%	3/8/28	30,265	25,232
	Fifth Third Bancorp	4.055%	4/25/28	24,480	23,252
	Fifth Third Bancorp	4.337%	4/25/33	16,015	14,669
	Fifth Third Bank NA	3.850%	3/15/26	29,295	27,966
[6]	Five Corners Funding Trust	4.419%	11/15/23	5,320	5,269
[6]	GA Global Funding Trust	1.000%	4/8/24	36,170	33,891
	Goldman Sachs Group Inc.	3.625%	1/22/23	7,715	7,706
	Goldman Sachs Group Inc.	3.272%	9/29/25	44,260	42,563
	Goldman Sachs Group Inc.	3.500%	11/16/26	48,000	45,092
	Goldman Sachs Group Inc.	3.850%	1/26/27	36,525	34,777
	Goldman Sachs Group Inc.	1.431%	3/9/27	80,170	70,145
	Goldman Sachs Group Inc.	1.542%	9/10/27	43,275	37,385
	Goldman Sachs Group Inc.	3.691%	6/5/28	22,025	20,461
	Goldman Sachs Group Inc.	3.814%	4/23/29	72,755	66,192
	Goldman Sachs Group Inc.	4.223%	5/1/29	54,990	51,219
	Goldman Sachs Group Inc.	3.800%	3/15/30	21,120	18,953
	Goldman Sachs Group Inc.	2.615%	4/22/32	88,650	70,647
	Goldman Sachs Group Inc.	2.383%	7/21/32	45,765	35,477
	Goldman Sachs Group Inc.	2.650%	10/21/32	24,510	19,346
	Goldman Sachs Group Inc.	3.102%	2/24/33	103,655	84,524
	Goldman Sachs Group Inc.	6.250%	2/1/41	20,700	21,573
	Goldman Sachs Group Inc.	3.210%	4/22/42	10,000	7,198
	Goldman Sachs Group Inc.	4.800%	7/8/44	19,895	17,576
[6]	Guardian Life Global Funding	1.250%	5/13/26	7,235	6,397
	HSBC Holdings plc	3.600%	5/25/23	56,130	55,808
	HSBC Holdings plc	0.976%	5/24/25	19,405	17,951
	HSBC Holdings plc	1.589%	5/24/27	24,800	21,373
	HSBC Holdings plc	2.251%	11/22/27	73,225	63,432
	HSBC Holdings plc	4.041%	3/13/28	27,520	25,382
	HSBC Holdings plc	2.013%	9/22/28	10,000	8,346
	HSBC Holdings plc	7.390%	11/3/28	36,110	37,898
	HSBC Holdings plc	4.583%	6/19/29	40,190	36,950
	HSBC Holdings plc	2.206%	8/17/29	32,365	26,140
	HSBC Holdings plc	2.357%	8/18/31	62,305	47,730
	HSBC Holdings plc	7.625%	5/17/32	15,800	16,197
	HSBC Holdings plc	2.804%	5/24/32	54,790	42,294
	HSBC Holdings plc	2.871%	11/22/32	16,015	12,264
	HSBC Holdings plc	6.500%	5/2/36	22,000	22,150
	HSBC Holdings plc	6.100%	1/14/42	43,680	45,615
	HSBC Holdings plc	5.250%	3/14/44	5,795	4,908
[7]	HSBC Holdings plc, 3M USD LIBOR + 1.000%	3.961%	5/18/24	26,495	26,396
	Huntington National Bank	4.552%	5/17/28	17,175	16,558
	ING Groep NV	3.950%	3/29/27	33,605	31,699
	ING Groep NV	1.726%	4/1/27	33,125	29,178
	Intercontinental Exchange Inc.	4.350%	6/15/29	17,315	16,751
	Intercontinental Exchange Inc.	1.850%	9/15/32	16,125	12,133
	Intercontinental Exchange Inc.	4.600%	3/15/33	43,125	41,363
	Intercontinental Exchange Inc.	2.650%	9/15/40	6,100	4,244
	Intercontinental Exchange Inc.	3.000%	6/15/50	55,840	37,370
	Intercontinental Exchange Inc.	4.950%	6/15/52	46,610	43,249
	Intercontinental Exchange Inc.	3.000%	9/15/60	27,695	17,276
[6]	JAB Holdings BV	2.200%	11/23/30	10,375	7,776
[6]	JAB Holdings BV	3.750%	5/28/51	20,355	12,036
[6]	JAB Holdings BV	4.500%	4/8/52	51,835	35,201
[6]	Jackson National Life Global Funding	3.250%	1/30/24	48,955	47,912
[6]	Jackson National Life Global Funding	1.750%	1/12/25	18,300	16,966

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	JPMorgan Chase & Co.	3.375%	5/1/23	20,345	20,242
	JPMorgan Chase & Co.	3.875%	2/1/24	11,200	11,070
	JPMorgan Chase & Co.	3.900%	7/15/25	11,560	11,311
	JPMorgan Chase & Co.	7.750%	7/15/25	25,000	26,778
	JPMorgan Chase & Co.	3.300%	4/1/26	26,730	25,374
	JPMorgan Chase & Co.	2.950%	10/1/26	75,000	69,966
	JPMorgan Chase & Co.	4.250%	10/1/27	9,275	8,922
	JPMorgan Chase & Co.	2.069%	6/1/29	14,530	12,134
	JPMorgan Chase & Co.	4.452%	12/5/29	40,000	37,604
	JPMorgan Chase & Co.	3.702%	5/6/30	18,940	16,950
	JPMorgan Chase & Co.	1.953%	2/4/32	37,965	29,061
	JPMorgan Chase & Co.	2.580%	4/22/32	22,175	17,741
	JPMorgan Chase & Co.	4.912%	7/25/33	78,440	74,620
	JPMorgan Chase & Co.	5.717%	9/14/33	39,110	38,432
	JPMorgan Chase & Co.	3.109%	4/22/41	38,075	27,639
	JPMorgan Chase & Co.	5.600%	7/15/41	70,000	70,150
	JPMorgan Chase & Co.	5.400%	1/6/42	16,235	15,959
	JPMorgan Chase & Co.	3.157%	4/22/42	19,440	14,133
	JPMorgan Chase & Co.	5.625%	8/16/43	13,500	13,195
	JPMorgan Chase & Co.	4.950%	6/1/45	12,000	10,750
	JPMorgan Chase & Co.	3.964%	11/15/48	160,000	125,259
	JPMorgan Chase & Co.	3.109%	4/22/51	38,610	25,652
[6]	Liberty Mutual Group Inc.	4.250%	6/15/23	2,608	2,585
[6]	Liberty Mutual Group Inc.	4.569%	2/1/29	12,217	11,451
[6]	Liberty Mutual Group Inc.	5.500%	6/15/52	33,825	30,344
[6]	Liberty Mutual Insurance Co.	8.500%	5/15/25	21,665	22,880
	Loews Corp.	2.625%	5/15/23	14,100	13,964
[6]	LSEGA Financing plc	1.375%	4/6/26	97,795	86,220
[6]	LSEGA Financing plc	2.000%	4/6/28	63,125	53,761
[6]	LSEGA Financing plc	2.500%	4/6/31	45,300	37,438
[6]	Macquarie Group Ltd.	4.150%	3/27/24	50,725	50,510
[6]	Macquarie Group Ltd.	1.935%	4/14/28	42,250	35,565
[6]	Macquarie Group Ltd.	2.871%	1/14/33	56,070	42,939
	Manufacturers & Traders Trust Co.	2.900%	2/6/25	20,085	19,235
	Marsh & McLennan Cos. Inc.	4.375%	3/15/29	22,125	21,386
	Marsh & McLennan Cos. Inc.	4.900%	3/15/49	10,400	9,676
	Marsh & McLennan Cos. Inc.	2.900%	12/15/51	18,280	11,766
[6]	Massachusetts Mutual Life Insurance Co.	3.200%	12/1/61	19,410	11,911
	MetLife Inc.	3.600%	4/10/24	28,000	27,501
	MetLife Inc.	4.125%	8/13/42	5,300	4,494
	MetLife Inc.	4.875%	11/13/43	17,500	16,265
	MetLife Inc.	5.000%	7/15/52	13,833	13,274
[6]	Metropolitan Life Global Funding I	3.450%	12/18/26	29,970	28,054
[6]	Metropolitan Life Global Funding I	4.400%	6/30/27	15,070	14,636
[6]	Metropolitan Life Global Funding I	3.000%	9/19/27	43,250	39,270
[6]	Metropolitan Life Global Funding I	4.300%	8/25/29	23,695	22,451
[6]	Metropolitan Life Global Funding I	2.400%	1/11/32	61,345	49,449
[6]	Metropolitan Life Insurance Co.	7.800%	11/1/25	25,000	26,487
	Mitsubishi UFJ Financial Group Inc.	5.017%	7/20/28	49,105	47,935
	Morgan Stanley	3.750%	2/25/23	23,000	22,957
	Morgan Stanley	0.790%	5/30/25	51,000	47,520
	Morgan Stanley	2.720%	7/22/25	51,520	49,286
	Morgan Stanley	4.000%	7/23/25	20,805	20,331
	Morgan Stanley	2.630%	2/18/26	60,280	56,650
	Morgan Stanley	3.125%	7/27/26	36,950	34,470
	Morgan Stanley	4.350%	9/8/26	15,000	14,580
	Morgan Stanley	3.625%	1/20/27	31,000	29,265

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Morgan Stanley	3.772%	1/24/29	56,830	52,013
	Morgan Stanley	2.699%	1/22/31	72,345	59,871
	Morgan Stanley	7.250%	4/1/32	51,100	57,387
	Morgan Stanley	2.239%	7/21/32	59,815	45,829
	Morgan Stanley	2.511%	10/20/32	90,340	70,609
	Morgan Stanley	2.943%	1/21/33	31,085	25,211
	Morgan Stanley	2.484%	9/16/36	53,080	38,718
	Morgan Stanley	5.297%	4/20/37	14,345	13,126
	Morgan Stanley	4.300%	1/27/45	24,705	21,003
	Nasdaq Inc.	3.950%	3/7/52	17,300	13,240
	National Australia Bank Ltd.	3.905%	6/9/27	60,000	57,494
[6]	National Australia Bank Ltd.	2.332%	8/21/30	83,980	63,784
[6]	National Australia Bank Ltd.	2.990%	5/21/31	55,019	43,166
[6]	National Australia Bank Ltd.	3.347%	1/12/37	26,175	19,968
[6]	National Securities Clearing Corp.	5.100%	11/21/27	54,105	54,388
[6]	Nationwide Financial Services Inc.	3.900%	11/30/49	47,630	33,337
[6]	Nationwide Mutual Insurance Co.	4.350%	4/30/50	66,415	49,742
	NatWest Group plc	1.642%	6/14/27	30,570	26,490
[6]	NatWest Markets plc	0.800%	8/12/24	23,725	22,020
[6]	NBK SPC Ltd.	1.625%	9/15/27	67,250	59,413
[6]	New York Life Global Funding	2.900%	1/17/24	58,670	57,417
[6]	New York Life Insurance Co.	5.875%	5/15/33	44,785	46,248
[6]	New York Life Insurance Co.	3.750%	5/15/50	17,810	13,629
[6]	New York Life Insurance Co.	4.450%	5/15/69	14,535	12,112
[6]	Nordea Bank Abp	1.500%	9/30/26	65,000	56,439
[6]	Northwestern Mutual Life Insurance Co.	3.850%	9/30/47	28,508	21,851
[6]	Northwestern Mutual Life Insurance Co.	3.625%	9/30/59	9,060	6,276
[6]	Pacific Life Global Funding II	1.375%	4/14/26	51,785	45,689
[6]	Pacific LifeCorp	5.400%	9/15/52	29,000	27,805
[6]	Penske Truck Leasing Co. LP / PTL Finance Corp.	3.450%	7/1/24	15,560	15,019
[6]	Penske Truck Leasing Co. LP / PTL Finance Corp.	2.700%	11/1/24	22,660	21,387
[6]	Penske Truck Leasing Co. LP / PTL Finance Corp.	3.950%	3/10/25	53,520	51,526
[6]	Penske Truck Leasing Co. LP / PTL Finance Corp.	5.875%	11/15/27	47,575	47,932
	PNC Bank NA	3.300%	10/30/24	14,645	14,253
	PNC Bank NA	2.950%	2/23/25	34,775	33,383
	PNC Bank NA	3.100%	10/25/27	42,485	39,782
	PNC Bank NA	3.250%	1/22/28	60,960	56,973
	PNC Financial Services Group Inc.	3.900%	4/29/24	40,150	39,676
	PNC Financial Services Group Inc.	2.550%	1/22/30	52,980	45,021
	PNC Financial Services Group Inc.	6.037%	10/28/33	1,410	1,474
[6]	Principal Life Global Funding II	2.500%	9/16/29	45,000	37,974
[6]	Protective Life Global Funding	4.714%	7/6/27	30,000	29,088
	Prudential Financial Inc.	3.000%	3/10/40	8,200	6,114
[6]	RGA Global Funding	2.700%	1/18/29	32,500	27,526
[6]	Standard Chartered plc	1.214%	3/23/25	12,545	11,770
[6]	Sumitomo Mitsui Trust Bank Ltd.	0.850%	3/25/24	100,340	94,907
[6]	Svenska Handelsbanken AB	1.418%	6/11/27	65,775	57,629
[6]	Teachers Insurance & Annuity Assn. of America	4.900%	9/15/44	28,400	25,982
[6]	Teachers Insurance & Annuity Assn. of America	4.270%	5/15/47	42,865	35,424
[6]	Temasek Financial I Ltd.	2.375%	1/23/23	39,070	39,025
[6]	Temasek Financial I Ltd.	3.625%	8/1/28	36,135	34,543

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	Temasek Financial I Ltd.	2.375%	8/2/41	46,325	32,659
[6]	Temasek Financial I Ltd.	2.250%	4/6/51	40,775	25,509
[6]	Temasek Financial I Ltd.	2.500%	10/6/70	23,800	14,159
	Truist Bank	3.300%	5/15/26	11,955	11,245
	Truist Financial Corp.	2.200%	3/16/23	60,000	59,697
	Truist Financial Corp.	3.700%	6/5/25	48,000	46,665
	Truist Financial Corp.	1.950%	6/5/30	33,005	26,526
[6]	UBS AG	1.250%	6/1/26	60,465	52,879
[6]	UBS Group AG	1.494%	8/10/27	40,025	34,427
[6]	UBS Group AG	3.126%	8/13/30	18,240	15,404
[6]	UBS Group AG	2.095%	2/11/32	25,345	19,049
[6]	UBS Group AG	2.746%	2/11/33	12,670	9,801
[6]	UBS Group AG	3.179%	2/11/43	29,380	19,869
[6]	UniCredit SpA	1.982%	6/3/27	37,130	31,620
[6]	UniCredit SpA	3.127%	6/3/32	36,330	27,461
	US Bancorp	3.700%	1/30/24	39,005	38,501
	US Bancorp	2.375%	7/22/26	45,000	41,538
	US Bancorp	2.677%	1/27/33	64,325	53,112
	US Bancorp	4.967%	7/22/33	40,025	38,048
	US Bancorp	2.491%	11/3/36	63,125	48,185
	Wachovia Corp.	6.605%	10/1/25	15,000	15,554
	Wells Fargo & Co.	4.480%	1/16/24	34,444	34,225
	Wells Fargo & Co.	3.750%	1/24/24	30,455	30,063
	Wells Fargo & Co.	3.000%	2/19/25	28,660	27,466
	Wells Fargo & Co.	3.550%	9/29/25	27,170	26,136
	Wells Fargo & Co.	3.000%	4/22/26	36,830	34,460
	Wells Fargo & Co.	3.000%	10/23/26	6,435	5,948
	Wells Fargo & Co.	3.196%	6/17/27	57,145	53,049
	Wells Fargo & Co.	3.526%	3/24/28	70,000	64,895
	Wells Fargo & Co.	2.879%	10/30/30	28,045	23,844
	Wells Fargo & Co.	2.572%	2/11/31	98,745	81,671
	Wells Fargo & Co.	3.350%	3/2/33	21,795	18,328
	Wells Fargo & Co.	4.897%	7/25/33	93,620	88,659
	Wells Fargo & Co.	5.606%	1/15/44	34,961	33,892
	Wells Fargo & Co.	4.650%	11/4/44	20,735	17,500
	Wells Fargo & Co.	4.900%	11/17/45	16,060	13,885
	Wells Fargo & Co.	4.400%	6/14/46	36,200	28,924
	Wells Fargo & Co.	4.750%	12/7/46	38,790	32,499
	Wells Fargo & Co.	4.611%	4/25/53	58,110	49,413
					10,196,086
Health Care (4.5%)
	AbbVie Inc.	3.800%	3/15/25	12,825	12,502
	AbbVie Inc.	4.300%	5/14/36	2,780	2,513
	AbbVie Inc.	4.050%	11/21/39	28,805	24,669
	AbbVie Inc.	4.250%	11/21/49	10,000	8,406
	AdventHealth Obligated Group	2.795%	11/15/51	21,620	13,774
	Advocate Health & Hospitals Corp.	2.211%	6/15/30	17,670	14,555
	Advocate Health & Hospitals Corp.	3.008%	6/15/50	19,220	12,802
	Aetna Inc.	2.800%	6/15/23	32,080	31,749
[6]	Alcon Finance Corp.	2.750%	9/23/26	5,645	5,170
[6]	Alcon Finance Corp.	2.600%	5/27/30	8,540	7,251
[6]	Alcon Finance Corp.	5.375%	12/6/32	10,270	10,364
[6]	Alcon Finance Corp.	3.800%	9/23/49	32,825	25,051
[6]	Alcon Finance Corp.	5.750%	12/6/52	4,280	4,342
	AmerisourceBergen Corp.	0.737%	3/15/23	12,108	12,009
	Amgen Inc.	3.625%	5/22/24	38,185	37,481
	Anthem Inc.	3.650%	12/1/27	13,150	12,397
	Anthem Inc.	4.101%	3/1/28	42,145	40,395

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Anthem Inc.	2.550%	3/15/31	38,225	32,004
	Anthem Inc.	4.650%	8/15/44	3,181	2,838
	Ascension Health	2.532%	11/15/29	48,025	41,144
[3]	Ascension Health	4.847%	11/15/53	1,950	1,849
	AstraZeneca plc	3.375%	11/16/25	27,755	26,825
	AstraZeneca plc	4.000%	1/17/29	33,295	32,005
	Banner Health	2.907%	1/1/42	12,150	8,886
	Baxter International Inc.	2.272%	12/1/28	36,960	31,547
[6]	Bayer US Finance II LLC	4.250%	12/15/25	23,781	23,094
[6]	Bayer US Finance II LLC	5.500%	7/30/35	15,000	14,184
[6]	Bayer US Finance LLC	3.375%	10/8/24	26,960	26,040
	Beth Israel Lahey Health Inc.	3.080%	7/1/51	8,165	5,021
	Bon Secours Mercy Health Inc.	4.302%	7/1/28	19,830	18,781
[3]	Bon Secours Mercy Health Inc.	3.464%	6/1/30	17,675	15,702
	Bon Secours Mercy Health Inc.	2.095%	6/1/31	11,525	8,945
	Bristol-Myers Squibb Co.	2.750%	2/15/23	4,416	4,406
	Bristol-Myers Squibb Co.	3.250%	2/20/23	7,303	7,285
	Bristol-Myers Squibb Co.	3.400%	7/26/29	9,086	8,436
	Bristol-Myers Squibb Co.	2.950%	3/15/32	6,915	6,033
	Bristol-Myers Squibb Co.	4.125%	6/15/39	16,775	14,955
	Bristol-Myers Squibb Co.	3.550%	3/15/42	40,260	32,740
	Bristol-Myers Squibb Co.	4.550%	2/20/48	5,553	5,044
	Bristol-Myers Squibb Co.	4.250%	10/26/49	48,907	42,299
	Bristol-Myers Squibb Co.	2.550%	11/13/50	17,765	11,220
	Bristol-Myers Squibb Co.	3.700%	3/15/52	9,050	7,067
	Children's Hospital Corp.	2.585%	2/1/50	5,670	3,444
	Cigna Corp.	3.250%	4/15/25	30,765	29,634
	Cigna Corp.	4.375%	10/15/28	18,115	17,474
	CommonSpirit Health	4.200%	8/1/23	11,695	11,603
	CommonSpirit Health	2.760%	10/1/24	28,080	26,928
	CommonSpirit Health	3.347%	10/1/29	44,950	38,950
	CommonSpirit Health	2.782%	10/1/30	22,715	18,682
[3]	CommonSpirit Health	4.350%	11/1/42	21,485	18,060
	CommonSpirit Health	4.187%	10/1/49	50,733	39,403
	CommonSpirit Health	3.910%	10/1/50	2,570	1,900
	Cottage Health Obligated Group	3.304%	11/1/49	10,000	7,123
[6]	CSL UK Holdings Ltd.	4.250%	4/27/32	43,415	40,873
[6]	CSL UK Holdings Ltd.	4.750%	4/27/52	6,895	6,215
	CVS Health Corp.	4.300%	3/25/28	1,905	1,843
	CVS Health Corp.	1.750%	8/21/30	4,915	3,864
	CVS Health Corp.	4.875%	7/20/35	18,205	17,278
	CVS Health Corp.	4.125%	4/1/40	18,000	14,982
[3,6]	CVS Pass-Through Trust	5.926%	1/10/34	10,895	10,672
	Dignity Health	3.812%	11/1/24	18,560	17,984
	Elevance Health Inc.	5.500%	10/15/32	15,105	15,461
	Elevance Health Inc.	6.100%	10/15/52	3,015	3,247
	Gilead Sciences Inc.	2.500%	9/1/23	36,390	35,774
	Gilead Sciences Inc.	3.700%	4/1/24	21,420	21,068
	Gilead Sciences Inc.	3.500%	2/1/25	28,575	27,681
	Gilead Sciences Inc.	4.500%	2/1/45	37,302	32,714
	Gilead Sciences Inc.	4.150%	3/1/47	14,640	12,121
	Gilead Sciences Inc.	2.800%	10/1/50	20,185	13,063
	GlaxoSmithKline Capital Inc.	5.375%	4/15/34	16,055	16,575
[6]	HCA Inc.	3.625%	3/15/32	20,465	17,310
[6]	HCA Inc.	4.375%	3/15/42	4,590	3,668
[6]	HCA Inc.	4.625%	3/15/52	5,970	4,675
	Indiana University Health Inc. Obligated Group	2.852%	11/1/51	12,815	8,039

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Inova Health System Foundation	4.068%	5/15/52	14,145	11,707
	Johnson & Johnson	2.450%	3/1/26	78,000	73,343
	Kaiser Foundation Hospitals	3.150%	5/1/27	15,190	14,163
	Kaiser Foundation Hospitals	2.810%	6/1/41	39,420	28,579
	Kaiser Foundation Hospitals	4.875%	4/1/42	12,710	12,207
	Kaiser Foundation Hospitals	3.002%	6/1/51	38,650	26,283
	Mass General Brigham Inc.	3.192%	7/1/49	32,645	22,711
	Mass General Brigham Inc.	3.342%	7/1/60	31,285	21,068
	Mayo Clinic	4.128%	11/15/52	6,465	5,436
	Memorial Sloan-Kettering Cancer Center	5.000%	7/1/42	11,505	11,248
	Memorial Sloan-Kettering Cancer Center	2.955%	1/1/50	20,260	13,482
	Memorial Sloan-Kettering Cancer Center	4.125%	7/1/52	7,820	6,467
	Memorial Sloan-Kettering Cancer Center	4.200%	7/1/55	5,940	4,903
	Merck & Co. Inc.	2.750%	2/10/25	38,000	36,428
	Merck & Co. Inc.	3.400%	3/7/29	58,390	54,382
	Merck & Co. Inc.	4.150%	5/18/43	28,405	25,239
	Novartis Capital Corp.	3.400%	5/6/24	13,425	13,155
	Novartis Capital Corp.	4.400%	5/6/44	21,485	19,952
	OhioHealth Corp.	2.297%	11/15/31	12,575	10,074
	Pfizer Inc.	3.000%	12/15/26	28,400	26,920
	Pfizer Inc.	3.450%	3/15/29	49,500	46,634
	Pfizer Inc.	1.700%	5/28/30	9,100	7,483
	Pfizer Inc.	4.100%	9/15/38	52,715	47,800
	Pfizer Inc.	2.550%	5/28/40	11,300	8,214
	Piedmont Healthcare Inc.	2.044%	1/1/32	8,750	6,726
	Piedmont Healthcare Inc.	2.719%	1/1/42	8,750	5,940
	Piedmont Healthcare Inc.	2.864%	1/1/52	11,625	7,180
	Providence St. Joseph Health Obligated Group	2.746%	10/1/26	10,125	9,453
	Providence St. Joseph Health Obligated Group	2.532%	10/1/29	25,655	21,584
[3]	Providence St. Joseph Health Obligated Group	3.930%	10/1/48	12,030	9,464
	Providence St. Joseph Health Obligated Group	2.700%	10/1/51	34,000	19,923
[6]	Roche Holdings Inc.	2.375%	1/28/27	61,570	56,349
	Royalty Pharma plc	3.550%	9/2/50	48,265	31,126
	Rush Obligated Group	3.922%	11/15/29	12,000	10,841
	SSM Health Care Corp.	3.823%	6/1/27	41,615	39,293
	Sutter Health	2.294%	8/15/30	19,905	16,072
	Takeda Pharmaceutical Co. Ltd.	2.050%	3/31/30	26,825	21,892
	Takeda Pharmaceutical Co. Ltd.	3.025%	7/9/40	15,290	11,219
	Thermo Fisher Scientific Inc.	1.750%	10/15/28	8,960	7,598
	Thermo Fisher Scientific Inc.	2.000%	10/15/31	19,320	15,628
	Thermo Fisher Scientific Inc.	4.950%	11/21/32	26,715	27,164
	Toledo Hospital	5.750%	11/15/38	17,965	16,859
	UnitedHealth Group Inc.	2.875%	3/15/23	12,000	11,958
	UnitedHealth Group Inc.	3.100%	3/15/26	14,220	13,580
	UnitedHealth Group Inc.	3.850%	6/15/28	34,260	32,847
	UnitedHealth Group Inc.	2.000%	5/15/30	11,275	9,332
	UnitedHealth Group Inc.	2.300%	5/15/31	14,600	12,162
	UnitedHealth Group Inc.	4.200%	5/15/32	24,290	23,087
	UnitedHealth Group Inc.	4.625%	7/15/35	9,285	8,997
	UnitedHealth Group Inc.	6.625%	11/15/37	20,000	22,663
	UnitedHealth Group Inc.	3.500%	8/15/39	7,300	5,987

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	UnitedHealth Group Inc.	2.750%	5/15/40	12,760	9,296
	UnitedHealth Group Inc.	4.625%	11/15/41	36,010	33,126
	UnitedHealth Group Inc.	4.250%	3/15/43	31,000	27,475
	UnitedHealth Group Inc.	4.750%	7/15/45	12,296	11,621
	UnitedHealth Group Inc.	4.200%	1/15/47	8,345	7,165
	UnitedHealth Group Inc.	3.750%	10/15/47	4,870	3,892
	UnitedHealth Group Inc.	4.250%	6/15/48	12,545	10,939
	UnitedHealth Group Inc.	4.450%	12/15/48	4,890	4,360
	UnitedHealth Group Inc.	3.700%	8/15/49	40,900	32,342
	UnitedHealth Group Inc.	2.900%	5/15/50	76,019	51,810
	UnitedHealth Group Inc.	3.250%	5/15/51	19,810	14,278
	UnitedHealth Group Inc.	4.750%	5/15/52	8,745	8,104
	UnitedHealth Group Inc.	5.875%	2/15/53	44,821	48,664
	UnitedHealth Group Inc.	3.875%	8/15/59	8,560	6,727
	Wyeth LLC	5.950%	4/1/37	15,000	16,211
					2,550,900
Industrials (1.9%)
[6]	Ashtead Capital Inc.	2.450%	8/12/31	17,920	13,838
[6]	BAE Systems Holdings Inc.	3.800%	10/7/24	26,068	25,454
[6]	BAE Systems Holdings Inc.	3.850%	12/15/25	29,838	28,770
[6]	BAE Systems plc	3.400%	4/15/30	9,390	8,266
	Boeing Co.	1.433%	2/4/24	34,165	32,682
	Boeing Co.	2.700%	2/1/27	16,380	14,791
	Boeing Co.	3.625%	2/1/31	24,370	21,329
	Burlington Northern Santa Fe LLC	5.150%	9/1/43	3,748	3,672
	Burlington Northern Santa Fe LLC	4.550%	9/1/44	5,750	5,220
	Burlington Northern Santa Fe LLC	4.150%	4/1/45	21,220	18,141
	Burlington Northern Santa Fe LLC	4.125%	6/15/47	26,898	22,879
	Burlington Northern Santa Fe LLC	4.050%	6/15/48	3,225	2,699
	Burlington Northern Santa Fe LLC	3.050%	2/15/51	16,975	11,795
	Burlington Northern Santa Fe LLC	2.875%	6/15/52	13,410	8,990
	Burlington Northern Santa Fe LLC	4.450%	1/15/53	2,485	2,219
	Canadian National Railway Co.	2.450%	5/1/50	25,925	16,281
	Canadian Pacific Railway Co.	2.450%	12/2/31	8,515	7,087
	Canadian Pacific Railway Co.	3.100%	12/2/51	20,120	13,712
	Carrier Global Corp.	2.722%	2/15/30	15,103	12,728
	Caterpillar Financial Services Corp.	2.625%	3/1/23	39,500	39,372
	Caterpillar Inc.	3.400%	5/15/24	19,475	19,097
	Caterpillar Inc.	5.200%	5/27/41	19,770	20,117
	CSX Corp.	3.350%	9/15/49	7,745	5,580
[6]	Daimler Trucks Finance North America LLC	3.650%	4/7/27	29,140	27,271
	Eaton Corp.	6.500%	6/1/25	10,000	10,318
	Eaton Corp.	4.150%	3/15/33	32,490	30,270
	Honeywell International Inc.	5.000%	2/15/33	83,810	85,442
	Illinois Tool Works Inc.	3.500%	3/1/24	42,775	42,094
	John Deere Capital Corp.	2.800%	1/27/23	8,000	7,991
	John Deere Capital Corp.	3.350%	6/12/24	9,000	8,819
	John Deere Capital Corp.	3.450%	3/13/25	43,560	42,432
	Kansas City Southern	4.950%	8/15/45	13,845	12,503
	Lockheed Martin Corp.	1.850%	6/15/30	2,545	2,086
	Lockheed Martin Corp.	5.250%	1/15/33	26,595	27,495
	Lockheed Martin Corp.	4.500%	5/15/36	6,715	6,397
	Lockheed Martin Corp.	3.800%	3/1/45	7,501	6,147
	Lockheed Martin Corp.	4.700%	5/15/46	12,041	11,216
	Lockheed Martin Corp.	4.090%	9/15/52	4,609	3,904
	Lockheed Martin Corp.	5.700%	11/15/54	52,955	56,158
	Raytheon Technologies Corp.	4.125%	11/16/28	27,800	26,642

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Raytheon Technologies Corp.	4.450%	11/16/38	9,050	8,226
	Raytheon Technologies Corp.	3.750%	11/1/46	5,891	4,587
[6]	Siemens Financieringsmaatschappij NV	3.125%	3/16/24	62,200	60,772
[6]	Siemens Financieringsmaatschappij NV	1.700%	3/11/28	21,840	18,666
[6]	Siemens Financieringsmaatschappij NV	2.150%	3/11/31	20,000	16,279
[6]	Siemens Financieringsmaatschappij NV	4.400%	5/27/45	40,495	36,124
	Union Pacific Corp.	3.700%	3/1/29	27,750	26,172
	Union Pacific Corp.	2.800%	2/14/32	10,855	9,329
	Union Pacific Corp.	3.375%	2/14/42	14,820	11,786
	Union Pacific Corp.	3.250%	2/5/50	14,765	10,798
	Union Pacific Corp.	3.799%	10/1/51	29,538	23,656
	Union Pacific Corp.	3.500%	2/14/53	34,490	26,051
	Union Pacific Corp.	3.839%	3/20/60	32,310	25,083
	Union Pacific Corp.	3.550%	5/20/61	10,000	7,316
	Union Pacific Corp.	2.973%	9/16/62	7,030	4,499
	Union Pacific Corp.	3.750%	2/5/70	19,165	13,959
[3]	United Airlines Class B Series 2018-1 Pass Through Trust	4.600%	9/1/27	4,967	4,498
					1,069,705
Materials (0.1%)
[6]	Air Liquide Finance SA	2.250%	9/27/23	21,000	20,553
[6]	Air Liquide Finance SA	2.500%	9/27/26	16,815	15,511
[6]	Corp. Nacional del Cobre de Chile	3.700%	1/30/50	20,390	15,275
					51,339
Real Estate (0.9%)
	American Tower Corp.	5.000%	2/15/24	8,641	8,622
	American Tower Corp.	4.400%	2/15/26	7,300	7,119
	American Tower Corp.	3.800%	8/15/29	28,261	25,700
	Boston Properties LP	3.125%	9/1/23	13,520	13,299
	Boston Properties LP	3.800%	2/1/24	1,780	1,749
	Crown Castle International Corp.	3.650%	9/1/27	10,385	9,657
	Crown Castle International Corp.	3.800%	2/15/28	8,575	7,971
	Crown Castle International Corp.	2.100%	4/1/31	76,475	60,189
	CubeSmart LP	2.250%	12/15/28	11,790	9,727
	Healthpeak Properties Inc.	2.125%	12/1/28	29,850	25,099
	Healthpeak Properties Inc.	3.000%	1/15/30	30,600	26,224
	Realty Income Corp.	3.400%	1/15/28	8,845	8,145
	Realty Income Corp.	2.200%	6/15/28	25,855	22,166
	Realty Income Corp.	3.250%	1/15/31	19,405	16,829
	Realty Income Corp.	2.850%	12/15/32	24,565	19,953
[6]	SBA Tower Trust	1.840%	4/15/27	53,140	44,502
[6]	SBA Tower Trust	2.836%	1/15/50	24,160	22,752
[6]	SBA Tower Trust	1.884%	7/15/50	9,320	8,268
[6]	SBA Tower Trust	1.631%	5/15/51	40,475	34,584
[6]	SBA Tower Trust	2.593%	10/15/56	50,750	38,956
[6]	Scentre Group Trust 1 / Scentre Group Trust 2	4.375%	5/28/30	28,670	25,359
	Simon Property Group LP	3.750%	2/1/24	6,645	6,548
	Simon Property Group LP	3.375%	10/1/24	20,470	19,876
	Simon Property Group LP	2.450%	9/13/29	38,350	32,058
					495,352
Technology (3.6%)
	Apple Inc.	3.000%	2/9/24	22,750	22,307
	Apple Inc.	3.450%	5/6/24	31,140	30,609
	Apple Inc.	2.850%	5/11/24	45,635	44,447
	Apple Inc.	2.750%	1/13/25	21,615	20,819
	Apple Inc.	3.250%	2/23/26	38,220	36,732

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Apple Inc.	2.450%	8/4/26	55,182	51,239
	Apple Inc.	3.350%	2/9/27	56,435	54,025
	Apple Inc.	3.200%	5/11/27	39,750	37,732
	Apple Inc.	2.900%	9/12/27	83,420	77,900
	Apple Inc.	3.850%	5/4/43	15,275	13,272
	Apple Inc.	4.450%	5/6/44	4,035	3,827
	Apple Inc.	3.850%	8/4/46	36,510	31,090
	Apple Inc.	2.650%	5/11/50	26,520	17,636
	Apple Inc.	2.550%	8/20/60	50,285	30,776
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.875%	1/15/27	10,955	10,371
	Broadcom Inc.	4.110%	9/15/28	38,911	36,304
	Broadcom Inc.	4.150%	11/15/30	4,670	4,184
[6]	Broadcom Inc.	2.600%	2/15/33	25,345	18,998
	Cisco Systems Inc.	2.500%	9/20/26	15,921	14,843
	Intel Corp.	2.875%	5/11/24	29,825	29,044
	Intel Corp.	2.000%	8/12/31	11,260	8,930
	Intel Corp.	4.150%	8/5/32	9,995	9,346
	Intel Corp.	4.100%	5/19/46	47,755	38,875
	Intel Corp.	3.250%	11/15/49	10,000	6,811
	Intel Corp.	4.750%	3/25/50	13,905	12,125
	Intel Corp.	3.050%	8/12/51	60,730	39,472
	Intel Corp.	4.900%	8/5/52	128,570	114,224
	Intel Corp.	3.200%	8/12/61	16,360	10,333
	International Business Machines Corp.	3.375%	8/1/23	61,300	60,700
	International Business Machines Corp.	3.625%	2/12/24	22,800	22,455
	International Business Machines Corp.	3.000%	5/15/24	81,400	79,241
	International Business Machines Corp.	7.000%	10/30/25	25,000	26,494
	International Business Machines Corp.	3.300%	5/15/26	148,025	140,898
	International Business Machines Corp.	3.500%	5/15/29	98,025	90,066
	Microsoft Corp.	2.875%	2/6/24	47,230	46,312
	Microsoft Corp.	2.700%	2/12/25	23,890	22,979
	Microsoft Corp.	3.125%	11/3/25	11,865	11,461
	Microsoft Corp.	2.400%	8/8/26	60,501	56,439
	Microsoft Corp.	3.450%	8/8/36	25,692	22,800
	Microsoft Corp.	2.525%	6/1/50	162,183	108,080
	Microsoft Corp.	2.921%	3/17/52	110,380	78,644
	Microsoft Corp.	2.675%	6/1/60	19,051	12,312
	Oracle Corp.	2.400%	9/15/23	63,535	62,247
	Oracle Corp.	2.950%	11/15/24	80,105	77,087
	Oracle Corp.	1.650%	3/25/26	51,805	46,426
	Oracle Corp.	3.250%	11/15/27	55,000	50,533
	QUALCOMM Inc.	1.300%	5/20/28	27,611	23,382
	QUALCOMM Inc.	2.150%	5/20/30	44,450	37,547
	QUALCOMM Inc.	1.650%	5/20/32	38,504	29,713
	QUALCOMM Inc.	4.250%	5/20/32	8,595	8,282
	QUALCOMM Inc.	4.500%	5/20/52	15,725	13,856
[6]	S&P Global Inc.	2.700%	3/1/29	25,905	22,792
[6]	S&P Global Inc.	2.900%	3/1/32	11,910	10,162
[6]	S&P Global Inc.	3.700%	3/1/52	3,220	2,509
	Teledyne Technologies Inc.	2.250%	4/1/28	40,240	34,742
	Teledyne Technologies Inc.	2.750%	4/1/31	40,340	33,046
					2,057,476
Utilities (5.9%)
	AEP Texas Inc.	4.150%	5/1/49	4,750	3,727
	AEP Texas Inc.	3.450%	1/15/50	16,810	11,903
	AEP Transmission Co. LLC	4.500%	6/15/52	14,190	12,599
	Alabama Power Co.	5.200%	6/1/41	3,365	3,166

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Alabama Power Co.	4.100%	1/15/42	5,595	4,487
	Alabama Power Co.	3.750%	3/1/45	20,255	15,753
	Alabama Power Co.	4.300%	7/15/48	27,790	23,285
	Ameren Illinois Co.	3.800%	5/15/28	22,365	21,290
	Ameren Illinois Co.	3.700%	12/1/47	5,085	4,042
	American Water Capital Corp.	2.950%	9/1/27	20,245	18,669
	American Water Capital Corp.	4.450%	6/1/32	33,370	32,016
	American Water Capital Corp.	3.750%	9/1/47	1,495	1,164
	American Water Capital Corp.	4.200%	9/1/48	29,696	24,889
	American Water Capital Corp.	4.150%	6/1/49	885	731
	American Water Capital Corp.	3.450%	5/1/50	4,430	3,271
	Arizona Public Service Co.	3.350%	5/15/50	16,830	11,166
	Baltimore Gas and Electric Co.	2.400%	8/15/26	20,945	19,328
	Baltimore Gas and Electric Co.	2.900%	6/15/50	9,820	6,530
	Baltimore Gas and Electric Co.	4.550%	6/1/52	3,880	3,470
	Berkshire Hathaway Energy Co.	6.125%	4/1/36	32,052	33,672
	Berkshire Hathaway Energy Co.	5.950%	5/15/37	865	895
	Berkshire Hathaway Energy Co.	5.150%	11/15/43	10,725	10,228
	Berkshire Hathaway Energy Co.	4.250%	10/15/50	32,020	26,694
[6]	Berkshire Hathaway Energy Co.	4.600%	5/1/53	48,900	42,998
[6]	Boston Gas Co.	3.150%	8/1/27	8,010	7,232
[6]	Boston Gas Co.	3.001%	8/1/29	5,700	4,902
[6]	Boston Gas Co.	3.757%	3/16/32	13,050	11,408
[6]	Brooklyn Union Gas Co.	4.273%	3/15/48	63,125	47,227
	CenterPoint Energy Houston Electric LLC	4.250%	2/1/49	6,685	5,831
	CenterPoint Energy Resources Corp.	4.000%	4/1/28	9,123	8,689
	CenterPoint Energy Resources Corp.	6.625%	11/1/37	4,406	4,551
	Cleco Corporate Holdings LLC	3.375%	9/15/29	13,465	11,334
	Cleco Securitization I LLC	4.646%	9/1/44	26,300	24,391
	Commonwealth Edison Co.	2.950%	8/15/27	23,275	21,542
	Commonwealth Edison Co.	4.350%	11/15/45	11,990	10,257
	Commonwealth Edison Co.	3.650%	6/15/46	6,420	4,861
	Commonwealth Edison Co.	3.750%	8/15/47	5,000	3,908
	Commonwealth Edison Co.	4.000%	3/1/48	17,900	14,744
	Commonwealth Edison Co.	3.850%	3/15/52	13,160	10,539
	Consolidated Edison Co of New York Inc.	3.600%	6/15/61	1,350	971
	Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	9,500	9,598
	Consolidated Edison Co. of New York Inc.	6.300%	8/15/37	45,000	47,866
	Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	30,855	26,409
	Consolidated Edison Co. of New York Inc.	3.850%	6/15/46	2,752	2,141
	Consolidated Edison Co. of New York Inc.	3.950%	4/1/50	1,755	1,396
	Consolidated Edison Co. of New York Inc.	3.200%	12/1/51	32,238	22,405
	Consolidated Edison Co. of New York Inc.	6.150%	11/15/52	14,620	15,848
	Consolidated Edison Co. of New York Inc.	4.625%	12/1/54	24,915	21,294
	Consolidated Edison Co. of New York Inc.	4.500%	5/15/58	29,687	24,832
	Consumers Energy Co.	4.200%	9/1/52	28,110	24,149
	Delmarva Power & Light Co.	3.500%	11/15/23	9,550	9,426
[6]	Dominion Energy Inc.	2.450%	1/15/23	106,490	106,177

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Dominion Energy Inc.	4.900%	8/1/41	13,562	11,985
	Dominion Energy Inc.	4.600%	3/15/49	13,855	11,794
	Dominion Energy South Carolina Inc.	6.625%	2/1/32	4,832	5,308
	Dominion Energy South Carolina Inc.	5.300%	5/15/33	1,446	1,456
	Dominion Energy South Carolina Inc.	6.050%	1/15/38	23,085	24,210
	Dominion Energy South Carolina Inc.	5.450%	2/1/41	9,627	9,461
	Dominion Energy South Carolina Inc.	4.600%	6/15/43	6,830	6,087
	Dominion Energy South Carolina Inc.	5.100%	6/1/65	25,065	23,280
	Duke Energy Carolinas LLC	6.000%	12/1/28	5,000	5,322
	Duke Energy Carolinas LLC	6.100%	6/1/37	17,410	18,156
	Duke Energy Carolinas LLC	6.050%	4/15/38	4,000	4,222
	Duke Energy Carolinas LLC	4.250%	12/15/41	6,375	5,517
	Duke Energy Carolinas LLC	4.000%	9/30/42	5,205	4,303
	Duke Energy Carolinas LLC	3.700%	12/1/47	17,220	13,289
	Duke Energy Corp.	2.650%	9/1/26	17,480	16,149
	Duke Energy Corp.	3.400%	6/15/29	11,420	10,246
	Duke Energy Corp.	4.500%	8/15/32	34,450	32,373
	Duke Energy Corp.	3.300%	6/15/41	33,075	24,203
	Duke Energy Corp.	4.800%	12/15/45	37,600	33,037
	Duke Energy Corp.	3.750%	9/1/46	14,740	10,983
	Duke Energy Corp.	4.200%	6/15/49	13,960	11,075
	Duke Energy Corp.	3.500%	6/15/51	36,945	25,935
	Duke Energy Corp.	5.000%	8/15/52	29,685	26,632
	Duke Energy Florida LLC	5.950%	11/15/52	11,095	11,874
	Duke Energy Progress LLC	3.400%	4/1/32	38,235	33,834
	Duke Energy Progress LLC	6.300%	4/1/38	1,625	1,750
	Duke Energy Progress LLC	4.100%	3/15/43	6,221	5,219
	Duke Energy Progress LLC	4.200%	8/15/45	61,923	51,945
	Duke Energy Progress LLC	2.500%	8/15/50	2,455	1,486
	Duke Energy Progress LLC	2.900%	8/15/51	2,503	1,649
	Duke Energy Progress LLC	4.000%	4/1/52	9,770	7,873
[3]	Duke Energy Progress NC Storm Funding LLC	2.387%	7/1/39	34,240	27,529
[6]	East Ohio Gas Co.	2.000%	6/15/30	13,440	10,561
[6]	East Ohio Gas Co.	3.000%	6/15/50	19,575	12,441
	Eastern Energy Gas Holdings LLC	3.550%	11/1/23	14,085	13,897
[6]	Electricite de France SA	4.875%	9/21/38	69,690	56,927
[6]	Electricite de France SA	4.875%	1/22/44	2,910	2,352
	Emera US Finance LP	3.550%	6/15/26	23,660	22,219
[6]	Enel Finance International NV	5.000%	6/15/32	29,400	26,519
	Entergy Corp.	2.950%	9/1/26	7,085	6,595
	Entergy Louisiana LLC	3.120%	9/1/27	10,065	9,288
	Evergy Inc.	2.450%	9/15/24	28,130	26,727
	Evergy Kansas Central Inc.	3.250%	9/1/49	3,120	2,171
	Evergy Metro Inc.	2.250%	6/1/30	8,520	7,017
	Evergy Metro Inc.	4.200%	3/15/48	3,282	2,607
	Eversource Energy	2.900%	10/1/24	25,155	24,257
	Eversource Energy	3.150%	1/15/25	6,775	6,521
	Eversource Energy	3.300%	1/15/28	14,490	13,366
	Eversource Energy	3.375%	3/1/32	14,435	12,553
	Exelon Corp.	3.350%	3/15/32	32,015	27,839
	Florida Power & Light Co.	6.200%	6/1/36	12,452	12,944
	Florida Power & Light Co.	5.950%	2/1/38	10,000	10,638
	Florida Power & Light Co.	5.690%	3/1/40	4,994	5,177
	Florida Power & Light Co.	5.250%	2/1/41	29,745	29,654
	Florida Power & Light Co.	4.125%	2/1/42	20,000	17,322
	Florida Power & Light Co.	3.700%	12/1/47	27,690	22,338
	Fortis Inc.	3.055%	10/4/26	44,365	41,211

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Georgia Power Co.	4.700%	5/15/32	30,600	29,470
	Georgia Power Co.	4.750%	9/1/40	34,725	31,456
	Georgia Power Co.	4.300%	3/15/42	28,162	24,140
	Georgia Power Co.	3.700%	1/30/50	9,335	6,981
	Georgia Power Co.	5.125%	5/15/52	35,520	33,472
	Indiana Michigan Power Co.	4.250%	8/15/48	14,590	11,834
[6]	ITC Holdings Corp.	4.950%	9/22/27	4,440	4,386
[6]	KeySpan Gas East Corp.	2.742%	8/15/26	37,580	33,532
[6]	KeySpan Gas East Corp.	5.819%	4/1/41	5,060	4,870
[6]	Massachusetts Electric Co.	5.900%	11/15/39	21,895	21,734
[6]	Metropolitan Edison Co.	4.300%	1/15/29	6,851	6,418
	MidAmerican Energy Co.	5.750%	11/1/35	9,925	10,309
	MidAmerican Energy Co.	4.400%	10/15/44	1,110	976
	MidAmerican Energy Co.	4.250%	5/1/46	14,675	12,438
	MidAmerican Energy Co.	4.250%	7/15/49	11,000	9,449
	MidAmerican Energy Co.	3.150%	4/15/50	44,720	31,770
[6]	Mid-Atlantic Interstate Transmission LLC	4.100%	5/15/28	3,400	3,199
[6]	Monongahela Power Co.	4.100%	4/15/24	11,000	10,814
[6]	Monongahela Power Co.	5.400%	12/15/43	4,320	4,163
	National Rural Utilities Cooperative Finance Corp.	2.950%	2/7/24	15,355	15,007
	National Rural Utilities Cooperative Finance Corp.	2.850%	1/27/25	32,210	30,939
	Nevada Power Co.	3.125%	8/1/50	17,655	11,956
	NextEra Energy Capital Holdings Inc.	3.550%	5/1/27	32,950	31,076
	NextEra Energy Capital Holdings Inc.	1.900%	6/15/28	33,830	28,951
	NextEra Energy Capital Holdings Inc.	3.500%	4/1/29	12,880	11,718
	NextEra Energy Capital Holdings Inc.	2.750%	11/1/29	20,155	17,441
	NextEra Energy Capital Holdings Inc.	2.250%	6/1/30	50,415	41,495
	NextEra Energy Capital Holdings Inc.	5.000%	7/15/32	4,755	4,680
[6]	Niagara Mohawk Power Corp.	4.278%	12/15/28	35,280	32,559
[6]	Niagara Mohawk Power Corp.	3.025%	6/27/50	22,255	13,682
	NiSource Inc.	5.250%	2/15/43	13,546	12,823
	NiSource Inc.	4.800%	2/15/44	9,995	8,825
	NiSource Inc.	5.000%	6/15/52	22,475	20,505
	Northern States Power Co.	2.250%	4/1/31	4,915	4,075
	Northern States Power Co.	4.500%	6/1/52	6,645	6,038
[3,6]	Oglethorpe Power Corp.	6.191%	1/1/31	35,520	35,752
	Oglethorpe Power Corp.	5.950%	11/1/39	5,145	4,960
	Oglethorpe Power Corp.	4.550%	6/1/44	1,835	1,400
	Oglethorpe Power Corp.	4.250%	4/1/46	20,029	14,614
[6]	Oglethorpe Power Corp.	4.500%	4/1/47	4,095	3,258
	Oglethorpe Power Corp.	5.050%	10/1/48	4,806	4,134
	Oglethorpe Power Corp.	5.250%	9/1/50	17,225	15,136
	Oklahoma Gas and Electric Co.	6.500%	4/15/28	10,000	10,336
	Oncor Electric Delivery Co. LLC	2.950%	4/1/25	31,858	30,575
[6]	Oncor Electric Delivery Co. LLC	4.150%	6/1/32	7,625	7,244
[6]	Oncor Electric Delivery Co. LLC	4.550%	9/15/32	36,000	35,236
	Oncor Electric Delivery Co. LLC	5.250%	9/30/40	11,325	11,238
	Oncor Electric Delivery Co. LLC	4.550%	12/1/41	3,275	2,990
	Oncor Electric Delivery Co. LLC	2.700%	11/15/51	23,765	15,600
[6]	Oncor Electric Delivery Co. LLC	4.600%	6/1/52	26,785	24,663
[6]	Oncor Electric Delivery Co. LLC	4.950%	9/15/52	25,010	24,326
	PacifiCorp	2.950%	6/1/23	14,835	14,705
	PacifiCorp	3.600%	4/1/24	20,000	19,656
	PacifiCorp	3.350%	7/1/25	15,354	14,724
	PacifiCorp	2.700%	9/15/30	8,500	7,304

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	PacifiCorp	5.750%	4/1/37	14,188	14,414
	PacifiCorp	4.125%	1/15/49	2,262	1,859
	PacifiCorp	4.150%	2/15/50	11,330	9,358
	PacifiCorp	3.300%	3/15/51	20,663	14,895
	PECO Energy Co.	4.600%	5/15/52	16,875	15,259
[3]	PG&E Energy Recovery Funding LLC	2.280%	1/15/38	3,573	2,744
[3]	PG&E Energy Recovery Funding LLC	2.822%	7/15/48	16,435	11,620
	PG&E Wildfire Recovery Funding LLC	5.212%	12/1/49	26,060	25,218
	PG&E Wildfire Recovery Funding LLC	5.099%	6/1/54	23,790	22,627
	Piedmont Natural Gas Co Inc.	5.050%	5/15/52	14,375	13,039
	Potomac Electric Power Co.	6.500%	11/15/37	8,000	8,767
	Public Service Electric and Gas Co.	3.100%	3/15/32	13,910	12,180
	Puget Sound Energy Inc.	4.434%	11/15/41	19,880	16,478
	San Diego Gas & Electric Co.	1.700%	10/1/30	4,915	3,895
	San Diego Gas & Electric Co.	3.750%	6/1/47	5,620	4,406
	San Diego Gas & Electric Co.	4.150%	5/15/48	1,505	1,266
	San Diego Gas & Electric Co.	2.950%	8/15/51	711	483
	San Diego Gas & Electric Co.	3.700%	3/15/52	43,105	34,068
[3]	SCE Recovery Funding LLC	0.861%	11/15/33	9,560	7,977
	SCE Recovery Funding LLC	1.942%	5/15/40	3,915	2,768
	SCE Recovery Funding LLC	2.510%	11/15/43	3,545	2,326
	Sempra Energy	3.700%	4/1/29	5,190	4,735
	Sempra Energy	3.800%	2/1/38	20,000	16,397
	Sempra Energy	6.000%	10/15/39	21,184	21,505
	Sierra Pacific Power Co.	2.600%	5/1/26	8,027	7,444
	Southern California Edison Co.	3.700%	8/1/25	3,225	3,124
	Southern California Edison Co.	5.950%	11/1/32	19,475	20,622
	Southern California Edison Co.	5.750%	4/1/35	5,000	5,013
	Southern California Edison Co.	6.050%	3/15/39	3,995	4,052
	Southern California Edison Co.	4.500%	9/1/40	5,150	4,396
	Southern California Edison Co.	4.050%	3/15/42	17,788	14,204
	Southern California Edison Co.	3.900%	3/15/43	8,782	6,784
	Southern California Edison Co.	4.650%	10/1/43	20,125	17,402
	Southern California Edison Co.	3.600%	2/1/45	8,160	5,874
	Southern California Edison Co.	4.000%	4/1/47	3,675	2,886
	Southern California Edison Co.	4.125%	3/1/48	32,029	25,588
	Southern California Edison Co.	4.875%	3/1/49	3,085	2,726
	Southern California Edison Co.	3.650%	2/1/50	25,325	18,615
	Southern California Gas Co.	2.600%	6/15/26	28,885	26,759
	Southern California Gas Co.	2.950%	4/15/27	26,220	24,228
	Southern California Gas Co.	6.350%	11/15/52	14,830	16,338
	Southern Co.	2.950%	7/1/23	44,985	44,571
	Southern Co.	4.400%	7/1/46	25,160	21,043
	Southwest Gas Corp.	2.200%	6/15/30	9,465	7,389
	Southwestern Electric Power Co.	2.750%	10/1/26	15,000	13,754
	Southwestern Electric Power Co.	6.200%	3/15/40	9,800	9,986
	Southwestern Public Service Co.	3.700%	8/15/47	3,790	2,867
[6]	Texas Electric Market Stabilization Funding N LLC	4.966%	2/1/44	39,050	37,682
[6]	Texas Electric Market Stabilization Funding N LLC	5.057%	8/1/48	18,750	17,967
[6]	Texas Electric Market Stabilization Funding N LLC	5.167%	2/1/52	17,590	17,354
	Union Electric Co.	4.000%	4/1/48	14,942	12,015
	Union Electric Co.	3.900%	4/1/52	13,335	10,824
	Virginia Electric and Power Co.	3.500%	3/15/27	40,765	38,614
	Virginia Electric and Power Co.	6.000%	5/15/37	9,435	9,761
	Wisconsin Electric Power Co.	5.700%	12/1/36	13,825	13,898

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Xcel Energy Inc.	3.350%	12/1/26	33,370	31,410
					3,385,730
Total Corporate Bonds (Cost $28,043,986)					24,580,991
Sovereign Bonds (0.8%)
[6]	Emirate of Abu Dhabi	4.951%	7/7/52	20,995	20,973
[6]	Government of Bermuda	2.375%	8/20/30	18,405	15,560
[6]	Government of Bermuda	3.375%	8/20/50	7,115	5,051
	Province of Ontario	2.500%	4/27/26	100,400	94,048
	Province of Quebec	2.500%	4/20/26	134,755	126,801
	Republic of Chile	2.550%	1/27/32	20,660	16,935
	Republic of Chile	2.550%	7/27/33	37,110	29,107
	Republic of Chile	3.500%	1/31/34	19,975	17,081
	Republic of Chile	3.500%	4/15/53	22,895	16,271
	Republic of Chile	3.100%	1/22/61	14,340	8,948
[6]	State of Qatar	3.875%	4/23/23	69,280	68,936
[6]	State of Qatar	3.375%	3/14/24	3,250	3,185
[6]	State of Qatar	4.400%	4/16/50	13,435	12,281
	United Mexican States	4.400%	2/12/52	18,705	13,758
Total Sovereign Bonds (Cost $501,650)					448,935
Taxable Municipal Bonds (3.0%)
	Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue	2.650%	9/1/37	4,905	3,652
	Bay Area Toll Authority Highway Revenue	2.574%	4/1/31	14,735	12,908
	Bay Area Toll Authority Highway Revenue	6.263%	4/1/49	4,670	5,294
	Bay Area Toll Authority Highway Revenue	7.043%	4/1/50	24,800	30,486
	Broward FL Airport System Port, Airport & Marina Revenue	3.477%	10/1/43	10,070	7,627
	California GO	7.500%	4/1/34	5,845	7,061
	California GO	7.350%	11/1/39	45,195	55,168
	California GO	7.600%	11/1/40	2,215	2,838
	California Health Facilities Financing Authority Intergovernmental Agreement Revenue	4.190%	6/1/37	9,220	8,236
	California State University College & University Revenue	2.719%	11/1/52	12,175	8,203
	California State University College & University Revenue	2.939%	11/1/52	15,330	10,369
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	6.395%	1/1/40	4,780	5,343
	Chicago Transit Authority Sales & Transfer Tax Receipts Sales Tax Revenue	6.899%	12/1/40	60,260	66,791
	Chicago Transit Authority Sales & Transfer Tax Receipts Sales Tax Revenue	6.899%	12/1/40	30,795	34,133
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	6.200%	12/1/40	2,290	2,463
	Commonwealth of Massachusetts GO	4.110%	7/15/31	20,215	19,517
	Commonwealth of Massachusetts GO	2.514%	7/1/41	10,625	7,651
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	2.843%	11/1/46	10,280	7,377
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.087%	11/1/51	4,680	3,897

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Dallas-Fort Worth International Airport Port, Airport & Marina Revenue	3.089%	11/1/40	7,770	6,040
	Dallas-Fort Worth International Airport Port, Airport & Marina Revenue	4.507%	11/1/51	28,285	25,423
	District of Columbia Income Tax Revenue	5.591%	12/1/34	6,480	6,732
	Duke University College & University Revenue	5.850%	4/1/37	62,165	67,325
	Florida State Board of Administration Finance Corp. Miscellaneous Revenue	1.705%	7/1/27	33,175	28,884
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.094%	1/15/49	5,145	3,885
[8]	Foothill-Eastern Transportation Corridor Agency Highway Revenue	3.924%	1/15/53	38,475	27,622
	Georgia Municipal Electric Authority Electric Power & Light Revenue	6.637%	4/1/57	71,194	76,159
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	2.746%	6/1/34	2,375	1,906
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	3.293%	6/1/42	4,595	3,399
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	3.000%	6/1/46	9,955	9,214
	Grand Parkway Transportation Corp. Texas System Highway Revenue	3.236%	10/1/52	53,710	38,082
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	3.056%	7/1/39	12,495	9,597
	Houston TX GO	6.290%	3/1/32	13,425	14,039
	Illinois GO	5.100%	6/1/33	146,500	140,602
	Illinois State Toll Highway Authority Highway Revenue	6.184%	1/1/34	16,525	17,740
	JobsOhio Beverage System Miscellaneous Revenue	2.833%	1/1/38	5,335	4,168
	Kansas Development Finance Authority Appropriations Revenue	4.927%	4/15/45	38,405	36,275
[9]	Kansas Development Finance Authority Appropriations Revenue	2.774%	5/1/51	15,160	10,223
	Louisville and Jefferson County Metropolitan Sewer District Sewer Revenue	6.250%	5/15/43	11,000	12,226
	Maryland State Transportation Authority Transit Revenue	5.888%	7/1/43	12,005	12,643
	Massachusetts School Building Authority Sales Tax Revenue	1.753%	8/15/30	28,455	23,231
	Massachusetts School Building Authority Sales Tax Revenue	5.715%	8/15/39	15,000	15,365
	Massachusetts School Building Authority Sales Tax Revenue	3.395%	10/15/40	16,565	13,364
	Massachusetts School Building Authority Sales Tax Revenue	2.950%	5/15/43	23,000	16,800
	Massachusetts Water Resources Authority Water Revenue	2.823%	8/1/41	12,650	9,307
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	6.089%	11/15/40	16,940	18,328
	Metropolitan Transportation Authority Miscellaneous Taxes Revenue	7.336%	11/15/39	2,430	2,977
	Metropolitan Transportation Authority Transit Revenue	6.200%	11/15/26	1,855	1,885
	Metropolitan Transportation Authority Transit Revenue	6.814%	11/15/40	27,855	29,106

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan Transportation Authority Transit Revenue	5.175%	11/15/49	37,785	32,609
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	3.084%	12/1/34	11,385	9,543
	New Jersey Turnpike Authority Highway Revenue	7.414%	1/1/40	28,975	35,918
	New York State Dormitory Authority Income Tax Revenue	3.110%	2/15/39	21,345	16,791
	New York State Dormitory Authority Income Tax Revenue	3.190%	2/15/43	11,865	8,737
	New York State Thruway Authority Highway & Bridge Trust Fund Fuel Sales Tax Revenue	5.883%	4/1/30	29,670	30,909
	New York State Thruway Authority Highway Revenue	2.900%	1/1/35	16,215	13,306
	New York State Thruway Authority Highway Revenue	3.500%	1/1/42	9,140	7,145
	North Texas Tollway Authority Highway Revenue	3.011%	1/1/43	15,705	11,749
	North Texas Tollway Authority Highway Revenue	6.718%	1/1/49	15,100	17,897
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.834%	11/15/34	14,510	15,577
[10]	Oregon School Boards Assn. GO	4.759%	6/30/28	11,993	11,853
[9]	Oregon State University College & University Revenue	3.424%	3/1/60	31,000	21,454
[11]	Philadelphia Authority for Industrial Development Miscellaneous Revenue	6.550%	10/15/28	64,830	67,765
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.859%	12/1/24	1,960	1,982
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	3.175%	7/15/60	16,940	10,944
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.458%	10/1/62	53,000	45,990
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.810%	10/15/65	10,910	10,110
	Regents of the University of California Medical Center Pooled Health, Hospital, Nursing Home Revenue	4.132%	5/15/32	17,270	16,088
	Riverside CA General Fund Revenue	3.857%	6/1/45	12,905	10,441
	Riverside County CA Appropriations Revenue	3.818%	2/15/38	9,875	8,597
	Rutgers State University of New Jersey College & University Revenue	3.270%	5/1/43	11,595	8,737
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	3.238%	1/1/42	20,635	15,680
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	2.905%	2/1/48	6,360	4,476
	Texas Transportation Commission GO	2.562%	4/1/42	8,625	6,369
	Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.178%	4/1/30	12,275	12,508
	Texas Transportation Commission State Highway Fund Miscellaneous Revenue	4.000%	10/1/33	17,140	15,583
	University of California College & University Revenue	1.316%	5/15/27	13,645	11,768
	University of California College & University Revenue	1.614%	5/15/30	23,375	18,615
	University of California College & University Revenue	4.601%	5/15/31	19,390	19,044

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	University of California College & University Revenue	4.765%	5/15/44	4,740	4,460
	University of California College & University Revenue	3.931%	5/15/45	18,275	15,970
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	6.548%	5/15/48	10,665	12,124
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	6.583%	5/15/49	15,790	17,952
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	3.006%	5/15/50	14,850	9,807
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	4.563%	5/15/53	45,480	39,787
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	3.256%	5/15/60	27,700	17,951
	University of Michigan College & University Revenue	3.504%	4/1/52	14,470	11,288
	University of Minnesota College & University Revenue	4.048%	4/1/52	28,000	23,727
	Utility Debt Securitization Authority Electric Power & Light Revenue	3.435%	12/15/25	2,701	2,678
[8]	Wisconsin Appropriations Revenue	5.700%	5/1/26	6,285	6,397
	Wisconsin Appropriations Revenue	3.954%	5/1/36	28,325	25,449
Total Taxable Municipal Bonds (Cost $1,927,091)					1,687,336
				Shares
Common Stocks (38.2%)
Communication Services (0.6%)
	Comcast Corp. Class A			9,598,262	335,651
Consumer Discretionary (2.2%)
	Home Depot Inc.			2,361,851	746,014
	TJX Cos. Inc.			3,857,712	307,074
	Darden Restaurants Inc.			1,578,756	218,390
					1,271,478
Consumer Staples (4.8%)
	Unilever plc ADR			8,587,638	432,388
	Philip Morris International Inc.			4,080,650	413,003
	Mondelez International Inc. Class A			4,799,962	319,917
	Procter & Gamble Co.			2,098,358	318,027
	Kellogg Co.			3,444,690	245,400
	Archer-Daniels-Midland Co.			2,468,826	229,230
	PepsiCo Inc.			1,107,400	200,063
	Kimberly-Clark Corp.			1,462,238	198,499
	Sysco Corp.			2,570,117	196,485
	Coca-Cola Co.			3,015,179	191,796
					2,744,808
Energy (3.6%)
	ConocoPhillips			5,780,339	682,080
	EOG Resources Inc.			5,187,359	671,867
	Coterra Energy Inc.			13,395,584	329,130
[12]	TC Energy Corp.			6,202,544	247,277
	Phillips 66			1,591,248	165,617
					2,095,971

		Shares	Market Value ($000)
Financials (6.7%)
	JPMorgan Chase & Co.	6,756,483	906,044
	Morgan Stanley	6,598,034	560,965
	MetLife Inc.	7,485,799	541,747
	Chubb Ltd.	1,495,991	330,016
	Truist Financial Corp.	7,026,887	302,367
	M&T Bank Corp.	2,063,996	299,403
	Blackstone Inc.	3,239,932	240,370
	American International Group Inc.	3,545,712	224,231
[12]	Royal Bank of Canada	2,250,576	211,594
	BlackRock Inc.	294,544	208,723
			3,825,460
Health Care (6.9%)
	Pfizer Inc.	16,084,086	824,148
	Merck & Co. Inc.	6,609,821	733,360
	Johnson & Johnson	4,118,622	727,555
	AstraZeneca plc ADR	5,281,965	358,117
	Eli Lilly & Co.	904,605	330,941
	Roche Holding AG	993,875	312,313
	Gilead Sciences Inc.	2,704,218	232,157
	Medtronic plc	2,768,573	215,173
	CVS Health Corp.	2,187,721	203,874
			3,937,638
Industrials (3.8%)
	General Dynamics Corp.	1,383,614	343,289
	Johnson Controls International plc	4,246,068	271,748
	Siemens AG (Registered)	1,947,573	268,475
	Eaton Corp. plc	1,536,794	241,200
	Emerson Electric Co.	2,260,807	217,173
	Honeywell International Inc.	1,005,230	215,421
	L3Harris Technologies Inc.	1,004,463	209,139
	Raytheon Technologies Corp.	2,018,297	203,687
	Canadian National Railway Co.	1,644,957	195,402
			2,165,534
Information Technology (4.0%)
	Cisco Systems Inc.	9,827,738	468,194
	QUALCOMM Inc.	3,447,019	378,965
	Analog Devices Inc.	2,012,203	330,062
	Corning Inc.	7,499,269	239,527
	NXP Semiconductors NV	1,484,173	234,544
	Broadcom Inc.	395,914	221,367
	Fidelity National Information Services Inc.	3,024,870	205,237
	Texas Instruments Inc.	1,149,887	189,984
			2,267,880
Materials (1.6%)
	LyondellBasell Industries NV Class A	4,021,410	333,898
	PPG Industries Inc.	2,286,072	287,451
	Rio Tinto plc ADR	3,913,232	278,622
			899,971
Real Estate (0.9%)
	Crown Castle Inc.	2,165,864	293,778
	Welltower Inc.	3,244,890	212,702
			506,480
Utilities (3.1%)
	Exelon Corp.	10,122,826	437,610
	American Electric Power Co. Inc.	4,369,443	414,878

				Shares	Market Value ($000)
	NextEra Energy Inc.			4,227,156	353,390
	Sempra Energy (XNYS)			2,268,940	350,642
	Duke Energy Corp.			2,151,779	221,612
					1,778,132
Total Common Stocks (Cost $15,513,144)					21,829,003
		Coupon
Temporary Cash Investments (1.4%)
Money Market Fund (0.4%)
[13,14]	Vanguard Market Liquidity Fund	4.334%		2,384,510	238,427
			Maturity Date	Face Amount ($000)
Repurchase Agreements (1.0%)
	Bank of America Securities LLC (Dated 12/30/22, Repurchase Value $3,001,000, collateralized by Federal Farm Credit Bank 2.590%, 11/1/41, with a value of $3,060,000)	4.300%	1/3/23	3,000	3,000
	Deutsche Bank Securities Inc. (Dated 12/30/22, Repurchase Value $56,327,000, collateralized by Fannie Mae 2.000%–5.000%, 11/1/51–9/1/52, with a value of $57,426,000)	4.290%	1/3/23	56,300	56,300
	HSBC Bank USA (Dated 12/30/22, Repurchase Value $64,731,000, collateralized by Fannie Mae 2.500%–6.000%, 1/1/34–9/1/52, with a value of $65,994,000)	4.300%	1/3/23	64,700	64,700
	HSBC Bank USA (Dated 12/30/22, Repurchase Value $195,092,000, collateralized by U.S. Treasury Inflation Indexed Note/Bond 0.125%–1.000%, 10/15/25–2/15/49, with a value of $198,900,000)	4.250%	1/3/23	195,000	195,000
	JP Morgan Securities LLC (Dated 12/30/22, Repurchase Value $20,810,000, collateralized by U.S. Treasury Note/Bond 1.125%–2.375%, 8/15/40–2/15/42, with a value of $21,216,000)	4.250%	1/3/23	20,800	20,800
	Natixis SA (Dated 12/30/22, Repurchase Value $64,730,000, collateralized by U.S. Treasury Inflation Indexed Note/Bond 1.625%, 10/15/27, and U.S. Treasury Note/Bond 0.125%– 4.250%, 2/15/23–2/15/51, with a value of $65,994,000)	4.240%	1/3/23	64,700	64,700
	NatWest Markets plc (Dated 12/30/22, Repurchase Value $15,207,000, collateralized by U.S. Treasury Note/Bond 3.125%, 8/15/25, with a value of $15,504,000)	4.250%	1/3/23	15,200	15,200

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Nomura International plc (Dated 12/30/22, Repurchase Value $25,112,000, collateralized by U.S. Treasury Bill 0.000%, 1/26/23–5/25/23, U.S. Treasury Inflation Indexed Note/Bond 0.125%–4.383%, 1/31/24–1/15/31, and U.S. Treasury Note/Bond 1.125%–2.000%, 2/15/23–10/31/26, with a value of $25,602,000)	4.270%	1/3/23	25,100	25,100
RBC Capital Markets LLC (Dated 12/30/22, Repurchase Value $107,851,000, collateralized by Fannie Mae 4.000%, 5/1/52, U.S. Treasury Bill 0.000%, 2/9/23–5/25/23, U.S. Treasury Inflation Indexed Note/Bond 4.427%–4.477%, 4/30/23–10/31/24, and U.S. Treasury Note/Bond 0.125%, 7/31/23, with a value of $109,956,000)	4.270%	1/3/23	107,800	107,800

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Societe Generale (Dated 12/30/22, Repurchase Value $33,716,000, collateralized by U.S. Treasury Bill 0.000%, 5/11/23, with a value of $34,374,000)	4.250%	1/3/23	33,700	33,700
				586,300
Total Temporary Cash Investments (Cost $824,724)				824,727
Total Investments (100.3%) (Cost $55,439,742)				57,297,971
Other Assets and Liabilities—Net (-0.3%)				(189,239)
Net Assets (100%)				57,108,732
Cost is in $000.
1	Securities with a value of $11,320,000 have been segregated as initial margin for open futures contracts.
2	Securities with a value of $6,275,000 have been segregated as collateral for certain open To Be Announced (TBA) transactions.
3	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of December 31, 2022.
6	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2022, the aggregate value was $7,355,805,000, representing 12.9% of net assets.
7	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
8	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
9	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
10	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
11	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
12	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $226,249,000.
13	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
14	Collateral of $238,384,000 was received for securities on loan.
1M—1-month.
3M—3-month.
ADR—American Depositary Receipt.
CLO—Collateralized Loan Obligation.
DAC—Designated Activity Company.
GO—General Obligation Bond.
HSBC—HSBC Bank USA, N.A.
LIBOR—London Interbank Offered Rate.
RBC—Royal Bank of Canada.
REMICS—Real Estate Mortgage Investment Conduits.
UMBS—Uniform Mortgage-Backed Securities.
USD—U.S. dollar.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	March 2023	788	161,602	177
10-Year U.S. Treasury Note	March 2023	1,225	137,564	(407)
				(230)

Short Futures Contracts
5-Year U.S. Treasury Note	March 2023	(2,369)	(255,685)	2,012
Ultra 10-Year U.S. Treasury Note	March 2023	(1,637)	(193,626)	1,018
Ultra Long U.S. Treasury Bond	March 2023	(233)	(31,295)	264
				3,294
				3,064
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
At December 31, 2022, counterparties had deposited in segregated accounts securities with a value of $276,000 and cash of $2,483,000 in connection with TBA transactions.
D. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased.
E. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
F. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
G.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of December 31, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	7,071,882	—	7,071,882
Asset-Backed/Commercial Mortgage-Backed Securities	—	855,097	—	855,097
Corporate Bonds	—	24,580,991	—	24,580,991
Sovereign Bonds	—	448,935	—	448,935
Taxable Municipal Bonds	—	1,687,336	—	1,687,336
Common Stocks	21,248,215	580,788	—	21,829,003
Temporary Cash Investments	238,427	586,300	—	824,727
Total	21,486,642	35,811,329	—	57,297,971
Derivative Financial Instruments
Assets
Futures Contracts[1]	3,471	—	—	3,471
Liabilities
Futures Contracts[1]	407	—	—	407
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.